Filed with the Securities and Exchange Commission on October 11, 2000

                                      1933 Act Registration File No.   002-62538
                                                     1940 Act File No. 811-02839

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.                                         |_|
                                     ----------

         Post-Effective Amendment No.     31                                 |X|
                                      ----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.    29                                                 |X|
                       ----------


                       COUNTRY ASSET ALLOCATION FUND, INC.
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    808 IAA Drive Bloomington, Illinois 61702
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (309) 557-3092

                               Country Trust Bank
                                  808 IAA Drive
                           Bloomington, Illinois 61702
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                            Elaine E. Richards, Esq.
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

           X      immediately upon filing pursuant to paragraph (b)
         -----

                  on _____________ pursuant to paragraph (b)
         -------

                  60 days after filing pursuant to paragraph (a)(1)
         -------

                  on ____________ pursuant to paragraph (a)(1)
         ------

                  75 days after filing pursuant to paragraph (a)(2)
         -------

                  on ____________ pursuant to paragraph (a)(2) of Rule 485.
         -------


                                   PROSPECTUS

                                 October 12, 2000



                               COUNTRY GROWTH FUND
                        (FORMERLY IAA TRUST GROWTH FUND)
                          COUNTRY ASSET ALLOCATION FUND
                     (FORMERLY TRUST ASSET ALLOCATION FUND)
                          COUNTRY TAX EXEMPT BOND FUND
                    (FORMERLY IAA TRUST TAX EXEMPT BOND FUND)
                            COUNTRY MONEY MARKET FUND
                     (FORMERLY IAA TRUST MONEY MARKET FUND)
                     COUNTRY SHORT-TERM GOVERNMENT BOND FUND
              (FORMERLY IAA TRUST SHORT-TERM GOVERNMENT BOND FUND)
                           COUNTRY LONG-TERM BOND FUND
                    (FORMERLY IAA TRUST LONG-TERM BOND FUND)






THE SECURITIES DESCRIBED IN THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION. THE SECURITIES AND EXCHANGE COMMISSION HAS ALSO NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



FUND INFORMATION

Concise fund-by-fund descriptions are provided on the following pages. Each description provides the specific goals, strategies, risks, suitability and performance. Before investing, make sure that the fund's goal matches your own. The funds cannot be certain that they will achieve their goals. Please keep this prospectus with your investment records.

TABLE OF CONTENTS

Fees and Expenses of the Funds
         Shareholder Fees......................................................2
         Annual Fund Operating Expenses........................................2
         Example...............................................................3
A Description of Each Fund

Goals, Strategies, Risk, Suitability and Performance
         Growth Fund...........................................................4
         Asset Allocation Fund.................................................6
         Tax Exempt Bond Fund..................................................8
         Money Market Fund....................................................10
         Short-Term Government Bond Fund......................................12
         Long-Term Bond Fund..................................................14

Management of the Funds.......................................................16
Country Trust Bank is a wholly-owned affiliate of the Illinois Agricultural Association, a membership organization over a quarter million strong.

Distribution Arrangements.....................................................16
Your Investment...............................................................16
         Buying Shares........................................................16
         Selling Shares.......................................................18
         Transaction Policies.................................................20

Distributions and Taxes.......................................................20

Other Securities and Risks....................................................21

Financial Highlights..........................................................22


FEES AND EXPENSES OF THE FUNDS

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES

(fees paid directly from your investment):

Maximum Sales Load Imposed on Purchases (as a percentage of
  offering price)                                                           None
Maximum Deferred Sales Load (as a percentage of offering
  price)                                                                    None
Maximum Sales Load on reinvested dividends (as a percentage
  of offering price)                                                        None
Redemption Fees                                                             None
Exchange Fee                                                                None
Maximum Account Fee                                                         None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from each fund's assets):

                                     Management Distribution Other    Total Annual Fund
                                       Fees         Fees    Expenses  Operating Expenses*
----------------------------------------------------------------------------------------------------
Growth Fund...........................0.75%         0.14%      0.27%     1.16%
Asset Allocation Fund.................0.75%         0.14%      0.37%     1.26%
Tax Exempt Bond Fund..................0.50%         0.15%      0.52%     1.17%
Money Market Fund.....................0.50%         0.00%      0.29%     0.79%
Short-Term Government Bond Fund.......0.50%         0.04%      0.36%     0.90%
Long-Term Bond Fund...................0.75%         0.04%      0.31%     1.10%

* The annual fund operating expenses in the table reflect expenses before voluntary fee waivers and/or reimbursements from the advisor. Actual total operating expenses for the fiscal year ended June 30, 2000 after voluntary fee waivers and/or reimbursements were 1.13% for the Growth Fund, 1.23% for the Asset Allocation Fund, 1.08% for the Tax Exempt Bond Fund, 0.77% for the Money Market Fund, 0.84% for the Short-Term Government Bond Fund and 0.85% for the Long-Term Bond Fund. The funds expect the expense subsidy to continue through the current fiscal year, although there is no guarantee that it will do so. Distribution fees represent amounts incurred during the last fiscal year. The maximum amount under each fund's plan is 0.25% on an annual basis. The Money Market Fund does not have a distribution plan. Country Trust Bank serves as the funds' custodian, without compensation, after voluntary waivers. For the fiscal year ended June 30, 2000, Country Trust Bank waived $55,012, $5,702, $7,911, $9,583, $7,139, and $8,803, respectively, for custodian fees for the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Fund, Short-Term Government Bond Fund and the Long-Term Bond Fund.

EXAMPLE

This example is designed so that you may compare the cost of investing in the funds with the cost of investing in other mutual funds. The example assumes that:

      - you invest $10,000 for the time periods indicated;

      - you redeem all of your shares at the end of the time periods;

      - your investment has a hypothetical 5% return each year;

      - all distributions are reinvested; and

      - each fund's operating expenses remain the same.

Because actual return and expenses will be different, the example is for comparison purposes only. Each fund's actual performance and expenses may be higher or lower. Based on the above assumptions, your costs for each fund would be:

                                   1 Year    3 Years    5 Years    10 Years
Growth Fund........................ $118      $368       $638       $1,409
Asset Allocation Fund...............$128      $400       $692       $1,523
Tax Exempt Bond Fund................$119      $372       $644       $1,420
Money Market Fund...................$ 81      $252       $439       $  978
Short-Term Government Bond Fund.....$ 92      $287       $498       $1,108
Long-Term Bond Fund.................$112      $350       $606       $1,340

GROWTH FUND

[ICON]  INVESTMENT GOALS

Growth of capital. Dividend income, if any, will be incidental to this goal.

[ICON]  PRINCIPAL STRATEGY

The fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The fund may also invest in fixed-income securities such as convertible bonds and convertible preferred stocks when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

[ICON]IMPORTANT RISKS

There are risks involved with any investment, but the risks associated with an investment in the fund include:

o stock market risk, or the risk that the price of securities held by the fund will rise or fall due to various conditions or circumstances which may be unpredictable

o   the risk of losing your money (investment)

o the success of the fund's investments depends on the portfolio managers' skill in assessing the potential of the stocks they buy

o the value of any fixed-income security held by the fund is likely to decline when interest rates rise

[ICON]SUITABILITY

The fund may be a suitable investment for you if you:

o have a long-term investment horizon such as investing for retirement or other future goals

o   can accept the risks of investing in a portfolio of common stocks

o   desire a fund that uses a growth-oriented strategy

o   can tolerate performance which varies from year to year

The fund may not be suitable for you if you have a short investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

WHAT IS THE S&P 500?

The fund uses the S&P 500 for performance comparisons. The S&P 500 is a major stock market index (or "benchmark")comprised of 500 companies representing a broad range of industries. Standard & Poor's, a division of the McGraw-Hill Companies, Inc., created the index. Companies included in the S&P 500 are large, industry leaders and are financially and operationally stable. Their stocks tend to trade frequently and are easy to buy and sell. The S&P 500 is constructed using market weights to provide a broad indicator of stock price movements. Changes in the makeup of the S&P 500 are not made very often. Companies are removed from the index if they no longer meet certain standards.



[ICON] BAR CHART AND PERFORMANCE TABLE

The following bar chart and performance table provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and showing how the fund's average annual returns compare with those of a broad measure of market performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

During the ten years ending December 31, 1999, the highest return for a quarter was +22.38% for the quarter ended December 31, 1998 and the lowest return for a quarter was -12.51% for the quarter ended September 30, 1990. The year-to-date total return as of September 30, 2000 was +6.19%.

1990     - 4.09%
1991     +27.58
1992     + 2.13%
1993     + 6.34%
1994     + 0.28%
1995     +31.07%
1996     +22.01%
1997     +19.71%
1998     +17.50%
1999     +21.55%


                                PERFORMANCE TABLE

                  Average annual total returns as of December 31, 1999


                      1 Year       5 Years         10 Years
Growth Fund           21.55%        22.28%          13.83%
S&P 500 Index         21.04%        28.55%          18.21%



[ICON]PORTFOLIO MANAGERS

A team of portfolio managers led by John D. Enlund manages the fund. Mr. Enlun received his B.A. from St. Olaf College in 1978, his J.D. from DePaul University in 1981 and earned the Chartered Financial Analyst designation in 1986. Mr. Enlund, an Investment Officer of the advisor, manages various trust portfolios for Country Trust Bank in addition to his responsibilities with the Growth Fund. He joined the advisor in 1999. Other members of the committee currently include Bernard R. Dorneden, Bruce Finks, John Jacobs and Derek Vogler. Mr. Dorneden received his B.S. in business administration from Northern Illinois University in 1966, his M.B.A. from Bradley University in 1970 and his Chartered Financial Analyst designation in 1980. Mr. Dorneden joined the advisor in 1966 and his current position is Vice President -- Equities. Mr. Finks received his B.S. in finance from Illinois State University in 1976 and earned his Chartered Financial Analyst designation in 1987. He joined the advisor in 1992 as an Equity Investment Officer and is currently the Vice President of Investments for the advisor. See "Asset Allocation Fund" for biographies of Mr. Jacobs and Mr. Vogler.



[ICON] ASSET ALLOCATION FUND

[ICON] INVESTMENT GOAL

Growth of capital and current income.

[ICON] PRINCIPAL STRATEGY

The fund invests in a mix of stocks and bonds. Stocks include common, preferred, and convertible preferred. Bonds include convertibles, short-term interest bearing obligations, U.S. Government securities, corporate, mortgage-backed and asset-backed securities. The fund's mix of stocks and bonds varies in response to market conditions, investment outlooks, and risk/reward characteristics of the two asset classes. In order to manage risk, the fund will be invested in securities representing a number of different industries.

The common stocks and equity securities purchased are primarily those of well-established, large-capitalization companies that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

Bond purchases are based on maturity and quality. The ones chosen offer the best return relative to the risk taken. If the portfolio managers believe that interest rates may decline, longer maturity issues will be purchased. Conversely, when the portfolio managers believes that interest rates may rise, emphasis is placed on shorter maturities.

The fund will invest in corporate debt securities. These securities will be within the four highest grades assigned by independent ratings agencies or in non-rated equivalents. The commercial paper in which the fund may invest will be in the top two grades assigned by independent ratings agencies or in non-rated equivalents.



[ICON] IMPORTANT RISKS

  There are risks involved with any investment, but the risks associated with an investment in the fund include:

o Stock market risk, or the risk that the price of a security will rise or fall due to various conditions or circumstances which may be unpredictable

o the value of your investment will fluctuate in response to stock and bond market movements

o the possibility that bond issuers may not make promised interest and principal payments on time or in full or interest rates may rise causing bond prices to decline in value

o   the risk of losing your money (investment)


[ICON] SUITABILITY

The fund may be a suitable investment for you if you:

o   desire an investment that focuses on both growth and income

o   are investing for retirement or other long-term goals

o   can tolerate performance which varies from year to year

The fund may not be suitable for you if you have a shorter-term investment horizon, are investing emergency reserve money, are seeking regular income, or find it difficult to deal with an investment that may go up and down in value.

WHAT IS CAPITAL?

In regard to the investment goal of the fund, capital refers to the amount of money that you invest in a fund. If you choose to have your dividends and other distributions reinvested in additional shares of a fund, the amount of the dividends or other distributions will be added to your initial investment to increase the amount of your capital. If the price of the fund's net asset value increases because of increases in the value of the securities in the fund, your capital will also increase. Conversely, if the values of the fund's investments go down and the price of the fund's shares decreases, you may lose some of your capital.



[ICON] BAR CHART AND PERFORMANCE TABLE

The following bar chart and performance table provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and showing how the fund's average annual returns compare with those of a broad measure of market performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

During the ten years ending December 31, 1999, the highest return for a quarter was +11.74% for the quarter ended December 31, 1998 and the lowest return for a quarter was -4.91% for the quarter ended September 30, 1998. The year-to-date total return as of September 30, 2000 was +5.85%. The calendar year annual returns for the years ended 1990 through 1992 reflect the operation of the fund with an investment objective of income. The fund's performance for the calendar years ended 1993 to present reflect the current investment objective of the fund.

1990     + 7.86%
1991     +12.98%
1992     + 6.14%
1993     + 9.03%
1994     - 1.01%
1995     +25.34%
1996     +12.96%
1997     +17.94%
1998     +11.88%
1999     +13.40%

                                    PERFORMANCE TABLE
                  Average annual total returns as of December 31, 1999
                                             1 YEAR     5 YEARS      10 YEARS
-----------------------------------------------------------------------------
Asset Allocation Fund                         13.40%      16.20%        11.45%
S&P 500 Index                                 21.04%      28.55%        18.21%
Merrill Lynch U.S. Domestic
Master Bond Index *                           -0.96%       7.74%         7.75%
Lipper Balanced Fund Index **                  8.98%      16.33%        12.26%

* The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

** The Lipper Balanced Fund Index has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

[ICON] PORTFOLIO MANAGERS

A committee led by John D. Enlund is responsible for the stock portion of the fund. Current members of the committee include Bernard R. Dorneden, Bruce Finks, Derek Vogler, and John Jacobs. See "Growth Fund" for biographies of Mr. Enlund, Mr. Dorneden and Mr. Finks. Derek Vogler, a graduate of Illinois State University, received his B.S. in finance in 1993, his M.B.A. in 1995, and his Chartered Financial Analyst designation in 1998. Mr. Vogler joined the advisor in 1995 and his current position is Portfolio Manger. John Jacobs is the manager of the fixed-income portion of the fund. Mr. Jacobs earned a B.S. in business and finance in 1970 from Illinois Wesleyan University in Bloomington. He is a Chartered Financial Analyst and has served as a member of the advisor's investment committee. Prior to joining the advisor in 1975,Mr. Jacobs was an account executive for one of the leading national brokerage firms. Mr. Jacobs has been managing the fixed-income portion of the fund since December of 1978. Mr. Jacobs is also the portfolio manager for both the Short-Term Government Bond Fund and the Long-Term Bond Fund (since January, 1997).

TAX-EXEMPT BOND FUND

[ICON] INVESTMENT GOAL

Highest level of current interest income exempt from federal income taxes.

[ICON] PRINCIPAL STRATEGY

The fund invests at least 80% of its assets in municipal bonds. The remainder of the portfolio may consist of temporary investments and cash. The municipal bonds purchased by the fund are exempt from federal income taxes. The fund will purchase municipal bonds that are rated, at the time of purchase, within the four highest grades assigned by independent rating agencies or in non-rated equivalents. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to the alternative minimum tax.

To reduce risk, the portfolio manager diversifies the investment portfolio geographically and across different industry sectors. The fund purchases bonds that meet its current duration specification, which is five to seven years. Other considerations include interest rate anticipation, yield curve shifts, shifts in quality spreads, shifts in geographic value (i.e., State vs. State, State vs. City), rating upgrades and downgrades, and yield curve inflection points.

[ICON] IMPORTANT RISKS

There are risks involved with any investment, but the risks associated with an investment in the fund include:

o interest rate risk, or the risk that the value of the securities the fund holds will rise or fall as a result of changes in interest rates

o tax law risk, or the risk that changes in tax laws could affect the prices of municipal securities in an unfavorable way

o credit risk, or the risk that issuers' credit ratings may be lowered or may not make interest and principal payments on time or in full

o call risk, or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

o   the risk of losing your money (investment)

[ICON] SUITABILITY

The Fund may be a suitable investment for you if you seek to:

o   earn regular monthly dividends exempt from federal income tax

o   preserve investment capital over time

o   reduce taxes on investment income

o   invest in a fund which complements a more aggressive investment approach

You should not consider this fund for your IRA or 401(k) plan, or if you wish a growth investment strategy or you do not pay U.S. income taxes.

WHAT ARE MUNICIPAL SECURITIES?

The fund invests in municipal securities which are debt obligations of states, cities, towns, and other political subdivisions, agencies or public authorities that pay interest exempt from federal income tax. These securities are often issued to raise money for public services and projects such as schools, hospitals and public transportation systems. Municipal securities may be bonds, notes and commercial paper, may have a fixed or floating rate of interest, or be issued as zero coupon bonds.

[ICON] BAR CHART AND PERFORMANCE TABLE

The following bar chart and performance table provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and showing how the fund's average annual returns compare with those of a broad measure of market performance. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

During the ten years ending December 31, 1999, the highest return for a quarter was +6.58% for the quarter ended March 31, 1995 and the lowest return for a quarter was -6.03% for the quarter ended March 31, 1994. The year-to-date total return as of September 30, 2000 was +5.07%.

1990     + 6.70%
1991     +10.06
1992     + 7.78%
1993     + 8.84%
1994     - 6.10%
1995     +15.87%
1996     + 2.96%
1997     + 8.98%
1998     + 5.94%
1999     - 1.59%


                                    PERFORMANCE TABLE

                  Average annual total returns as of December 31, 1999


                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Tax Exempt Bond Fund                           -1.59%        6.27%        5.77%
Lehman Brothers 7-Year Municipal Bond Index *  -0.14%        6.35%        6.59%
Lipper Intermediate Municipal Bond Index **    -1.37%        5.59%        5.90%

* The Lehman Brothers 7-Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investment in cash, the impact of any servicing, investment management, or administrative expenses. The Lehman 7-Year Municipal Bond Index inception is 1991.

** The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

[ICON] PORTFOLIO MANAGER

Mary S. Guinane is the portfolio manager for this fund. Ms. Guinane earned a M.B.A. from Illinois State University and a B.A. in psychology and sociology from St. Ambrose College. Ms. Guinane has been with the advisor since 1981 and has managed this fund since October 1, 1986.

MONEY MARKET FUND

[ICON]INVESTMENT GOALS

Maximum current income, a stable net asset value of $1.00 per share and daily liquidity.

[ICON] PRINCIPAL STRATEGY

To pursue its goal, the fund invests in a portfolio of high-quality, money market securities maturing in 397 days or less. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less.

The securities in which the fund invests include:
o investments issued by U.S. banks, such as certificates of deposit or bankers acceptances and repurchase agreements

o investments issued by the U.S. Government, its agencies and instrumentalities, such as notes and bonds

o investments issued by corporations, such as high-quality debt securities (bonds, notes and debentures)

o commercial paper rated in the top tier by two independent rating agencies, issued by foreign and domestic corporations, banks and government entities

The fund may invest up to 5% of its assets in non-rated securities which the investment advisor has determined are of high-quality and present minimal credit risks, subject to guidelines and criteria approved by the Board of Directors. The fund may also invest in U.S. dollar denominated securities of foreign issuers. The fund will not invest more than 5% of its assets in second tier securities.

[ICON] IMPORTANT RISKS

There are risks involved with any investment, but the risks associated with an investment in the fund include:

o risk that the value of the securities the fund holds will rise or fall as a result of changes in interest rates

o your investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency

o the rate of income will vary from day to day so that the monthly dividends paid to your account will vary

o there is the risk of losing your money (investment) even though the fund seeks to preserve the value of your investment at $1.00 per share

[ICON] SUITABILITY

The fund may be a suitable investment for you if you seek to:

o   earn regular monthly dividends

o   preserve your initial investment

o   invest for a short period of time

o   invest emergency reserves

You should not consider this fund if you want Federal deposit insurance, your financial goals are at least several years away or you wish to have a growth investment strategy.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

WHAT IS A MONEY MARKET FUND?

A money market fund, such as our fund described on this page, is designed for current income and invests in very liquid assets such as Federal securities, certificates of deposit and commercial paper (very short-term bonds). An investment in a money market fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that money market funds will be able to maintain a stable net asset value of $1.00 per share. Most money market funds offer checkwriting for easy liquidity.

[ICON] BAR CHART AND PERFORMANCE TABLE

The following bar chart and performance table provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and showing how the fund's average annual returns compare with those of a broad measure of market performance - the Lipper Money Market Fund Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

During the ten years ending December 31, 1999, the highest return for a quarter was +1.81% for the quarter ended June 30, 1990 and the lowest return for a quarter was +0.45% for the quarter ended September 30, 1992. The year-to-date total return as of September 30, 2000 was +5.51%.

1990     +6.40%
1991     +4.95%
1992     +2.38%
1993     +2.71%
1994     +3.75%
1995     +5.13%
1996     +4.59%
1997     +4.81%
1998     +4.86%
1999     +4.53%

                                    PERFORMANCE TABLE

                  Average annual total returns as of December 31, 1999

                                               1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Money Market Fund                               4.52%        4.78%        4.50%
Salomon Brothers 3-month Treasury Bill Index *  4.74%        5.21%        5.06%
Lipper Money Market Fund Index **               4.74%        5.10%        4.91%

* The Salomon Smith Barney 3-month Treasury bill Index is an average of the last three-month Treasury bill issues. It measures monthly return equivalents of yield averages that are not marked to market.

** The Lipper Money Market Fund Index is an average of all money market mutual funds in an investment objective as compiled by Lipper.

The fund's 7-day yield for the period ending on September 30, 2000 was +5.86%. You may obtain the fund's current 7-day yield by calling (800)245-2100.

[ICON]  PORTFOLIO MANAGER

Chad M. Moser and Scott A. Skowronski are co-managers of the fund. Mr. Moser received his Bachelor of Arts degree in Accounting from Illinois Wesleyan University in 1998. He joined the advisor as an investment analyst in 1999, and has had management responsibilities with the fund since that time.
Mr. Skowronski received a Bachelor of Arts degree in Risk Management from Illinois Wesleyan University in 1997. After joining the advisor as an IRA Administrator in 1998, he now serves as Investment Analyst. Mr. Skowronski began assisting with the fund in 2000.

SHORT-TERM GOVERNMENT BOND FUND

[ICON] INVESTMENT GOAL

High level of current income consistent with preservation of capital and maintenance of liquidity.

[ICON] PRINCIPAL STRATEGY

The fund mainly invests in a portfolio of U.S. Government and agency securities and expects to maintain a duration of less than three years. Under normal conditions, the fund invests at least 65% of assets in government securities including:

o U.S. Government securities such as bills, notes and bonds

o securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage
    Association (Fannie Mae) and the Government National
    Mortgage Association (Ginnie Mae)

The remaining 35% may be invested in cash, commercial paper and high-grade liquid debt securities. These securities include corporate debt instruments and privately issued mortgage-related and asset-backed securities within the three highest grades assigned by independent rating agencies or in non-rated equivalents. We emphasize government securities. High-grade corporate and asset-backed securities are purchased for their yield advantage versus governments and agencies.

[ICON] IMPORTANT RISKS

There are risks involved with any investment, but the risks associated with an investment in the fund include:

o the U.S. Government does not guarantee the market value or the current yield of government securities or the net asset value of shares of the fund

o a fall in the worldwide demand for U.S. Government securities could lower the prices of these securities

o in some instances, when interest rates fall, mortgage- and asset-backed securities may incur prepayments which could adversely affect performance by lowering duration

o conversely, when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns

o the value of the fund's shares will fluctuate and there is the risk of losing your money (investment) risk than other debt obligations.

[ICON] SUITABILITY

The fund may be a suitable investment for you if you seek:

o to earn higher yields than money market funds offer and are able to tolerate larger fluctuations in the value of shares

o   an investment for income

o   a bond fund that emphasizes highly creditworthy U.S. Government securities

You should not consider this fund if your primary investment objective is absolute principal stability or if you are seeking growth of capital.

WHAT ARE U.S. GOVERNMENT SECURITIES?
The fund mainly invests in U.S. Government securities which are bonds or other debt obligations issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. Government agencies and instrumentalities are supported by the "full faith and credit" of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury and others, only by the credit of the issuing agency or instrumentality. U. S. Government securities generally have less credit risk than other debt obligations.

[ICON] BAR CHART AND PERFORMANCE TABLE

The following bar chart and performance table provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and showing how the fund's average annual returns compare with those of a broad measure of market performance - the Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

During the two years ending December 31, 1999, the highest return for a quarter was +2.45% for the quarter ended September 30, 1998 and the lowest return for a quarter was +0.32% for the quarter ended June 30, 1999. The year-to-date total return as of September 30, 1999 was +4.95%.

1998  +6.35%
1999  +2.52%

                                    PERFORMANCE TABLE

                  Average annual total returns as of December 31, 1999
                                                                  Since
                                                                Inception
                                                   1 YEAR        01/02/97
--------------------------------------------------------------------------------
Short-Term Government Bond Fund                     2.52%         4.86%
Merrill Lynch U.S. Domestic Master Bond Index *    -0.96%         5.92%
Merrill Lynch U.S. Treasury/Agency                  3.06%         5.62%
1-3 Year Bond Index **

* The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

** Merrill Lynch 1-3 Year U.S. Treasury/Agency Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

[ICON] PORTFOLIO MANAGER

John Jacobs is the portfolio manager of the fund. See "Asset Allocation Fund" for Mr. Jacobs' biography.

LONG-TERM BOND FUND

[ICON] INVESTMENT GOAL

Maximum total return consistent with preservation of capital.

[ICON] PRINCIPAL STRATEGY

To pursue its goal, the fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a dollar-weighted average maturity of more than 10 years. Under normal conditions, the fund invests at least 80% of assets in the following:

o debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

o securities issued by the U.S. Government or its agencies or instrumentalities

o securities of major U.S. banking institutions, obligations of international agencies and U.S. dollar denominated foreign debt securities

At least 65% of the value of the fund's total assets will be invested in bonds (U.S. Government, corporate and convertible issues). The fund may invest up to 20% of its net assets in corporate bonds which are rated below investment-grade. On occasion, up to 20% of the fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The fund may invest up to 10% of its assets in securities of foreign issuers. The fund may also invest in zero coupon U.S. Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

[ICON] IMPORTANT RISKS

There are risks involved with any investment, but the risks associated with an investment in the fund include:

o risk that the value of the securities the fund holds will rise or fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations

o call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates

o the longer the average maturity of the bonds in the fund, the more the fund's share price will fluctuate in response to interest rate changes

o the fund could lose money if any bonds it owns are downgraded in credit rating or go into default

o in some instances, when interest rates fall, mortgage- and asset-backed securities may incur prepayments which could adversely affect performance by lowering duration

o conversely, when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns

o   there is the risk of losing your money (investment)

o foreign securities carry additional risks, including currency, natural event and political risks

[ICON] SUITABILITY

The fund may be a suitable investment for you if you seek:

o   a relatively conservative investment for income

o   a bond fund that invests in both corporate and U.S. Government securities

o   a fund to complement a portfolio of more aggressive investments

You should not consider this fund if you are seeking high growth or maximum income or are investing emergency reserve money.

WHAT IS A BOND?

The fund mainly invests in bonds. A bond, which is also called a debt security, is a long-term promissory note. The issuer of the bond, which could be the U.S. Government, a corporation, or a city or state, borrows money from investors and agrees to pay back the loan on a certain date. Bonds vary widely in maturity, security, and type of issuer, although most are sold in $1,000 denominations. Because bond performance can be influenced by different factors than those that drive the stock market, bonds may move in different cycles than stocks.

[ICON] BAR CHART AND PERFORMANCE TABLE

The following bar chart and performance table provide some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and showing how the fund's average annual returns compare with those of a broad measure of market performance - the Merrill Lynch U.S. Domestic Master Bond Index. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, past performance is not a prediction of future performance.

During the two years ending December 31, 1999, the highest return for a quarter was +4.79% for the quarter ended September 30, 1998 and the lowest return for a quarter was -1.14% for the quarter ended June 30, 1999. The year-to-date total return as of September 30, 2000 was +6.82%.

1998  +9.22%
1999  -1.13%

                                    PERFORMANCE TABLE

                  Average annual total returns as of December 31, 1999

                                                                       Since
                                                                     Inception
                                                           1 YEAR     01/02/97
--------------------------------------------------------------------------------
Long-Term Bond Fund                                        -1.13%       5.48%
Merrill Lynch U.S. Domestic Master Bond Index *            -0.96%       5.92%

* The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

[ICON] PORTFOLIO MANAGER

John Jacobs is the portfolio manager of the fund. See "Asset Allocation Fund" for Mr. Jacobs' biography.

MANAGEMENT OF THE FUNDS

Country Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702 serves as the investment advisor to the funds and is responsible for the selection and on-going monitoring of the securities in each fund's investment portfolio and managing the funds' business affairs. The advisor was organized in 1970 and has no other investment company clients other than the funds.

DISTRIBUTION ARRANGEMENTS

You pay no sales charges to invest in the funds, either up-front or deferred. The funds (with the exception of the Money Market Fund) have adopted separate plans under rule 12b-1. These plans allow each fund to pay distribution fees for the sale and distribution of its shares. For instance, fees are paid to persons who sell the funds' shares. From time to time, additional cash compensation may be paid to persons affiliated with Country Capital Management Company who reach certain sales goals. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount which each fund may pay for rule 12b-1 plan expenses, on an annual basis, is 0.25% of average net assets. Quasar Distributors, LLC currently serves as the distributor for the funds on a best efforts basis.

YOUR INVESTMENT - BUYING SHARES

PURCHASE PRICE: You pay no sales charge to invest in any of the funds. Shares of all funds are sold at the net asset value per share (NAV) next determined after receipt of the order by Firstar Mutual Fund Services, LLC. The NAV for all funds is calculated at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m.

Eastern Standard Time. The Money Market Fund reserves the right to calculate its net asset value more frequently than once a day if deemed desirable. Each fund's investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the funds' board of directors. The Money Market Fund is valued based on an amortized cost method of valuation according to procedures adopted under SEC regulations.

TIMING OF REQUESTS: All requests received by Firstar Mutual Fund Services, LLC before 4:00 p.m. Eastern Standard Time will be executed the same day, at that day's closing share price. Orders received after 4:00 p.m. Eastern Standard Time will be executed the following day, at that day's closing share price. Shares will not be priced on days when the New York Stock Exchange is closed.

STOCK EXCHANGE CLOSINGS: Shares of the funds will not be priced and are not available for purchase on the following days on which the New York Stock Exchange is closed for trading: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

RETIREMENT PLANS: The advisor offers a variety of retirement plans including a prototype Defined Contribution Plan. This plan can invest in shares of all funds except the Tax Exempt Bond Fund. For further information, please call (800) 422-8261. You may also establish IRA accounts -- Traditional IRAs, Spousal IRAs or

Roth IRAs. To request that an IRA application be sent to you, call (800) 422-8261. For individuals eligible to establish a Medical Savings Account, the advisor sponsors a prototype plan which has been approved by the IRS.

GENERAL INFORMATION: The funds reserve the right to reject any purchase order or suspend the offering of shares of the funds. All investments must be in U.S. dollars. The funds also reserve the right to vary the initial and subsequent investment minimums, or to waive the minimum investment requirement for any investor. The funds will automatically redeem shares if a purchase check is returned for insufficient funds. The funds reserve the right to reject any third party check greater than $5,000 used for the purchase of shares. However, third party checks issued by Country Trust Bank, Illinois Agricultural Association, any of the COUNTRY COMPANIES(R) or any of their affiliates will be accepted regardless of their amount.

HOW TO BUY SHARES

TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

Complete the application.

Mail the application and your check to:

      FIRSTAR MUTUAL FUND SERVICES, LLC
      P.O. BOX 701
      MILWAUKEE, WISCONSIN 53201-0701

Please make check payable to the name of the fund you wish to invest in. Minimum initial investment for the funds:

  $1,000 for non-retirement accounts
  $100 for retirement accounts including IRAs and Medical Savings Accounts.
--------------------------------------------------------------------------------
BY WIRE

To make a same-day wire investment, call (800)245-2100. The wire must be received by 4:00 p.m. Eastern Standard Time for same day processing(12:00 noon Eastern Standard Time for the Money Market Fund). An account number will be assigned to you.

Call your bank with instructions to transmit funds to:
o   Firstar Bank, N.A.
o   ABA #: 042000013
o   Credit: Firstar Mutual Fund Services, LLC
o   Acct #: 112-952-137
o   Further Credit:   Insert Name of Your Fund
                      Insert Shareholder Name & Account Number

Your bank may charge a wire fee. Mail your completed application to Firstar Mutual Fund Services, LLC at the address above.
--------------------------------------------------------------------------------
BY AUTOMATIC INVESTMENT

With an initial investment, indicate on your application that you would like to participate in the AUTOMATIC INVESTMENT PLAN. Return your application with your initial investment.

Subsequent investments will be drawn from your bank account and invested into the fund(s).
--------------------------------------------------------------------------------
BY EXCHANGE

Call (800) 245-2100 to request an exchange of shares into another Country Mutual Fund.
--------------------------------------------------------------------------------

TO ADD TO AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL

Fill out investment slip from a previous confirmation and write your account number on your check. Mail the slip and your check to:

    FIRSTAR MUTUAL FUND SERVICES, LLC
    P.O. BOX 701
    MILWAUKEE, WISCONSIN 53201-0701

Please make check payable to the name of the fund you wish to invest in.

Minimum initial investment for the funds:
         $100 if by mail for all accounts
                  (retirement and non-retirement accounts)
         $1,000 if by wire for all accounts
--------------------------------------------------------------------------------
BY WIRE

Call (800)245-2100. The wire must be received by 4:00 p.m. Eastern Standard Time for same day processing (12:00 noon Eastern Standard Time for the Money Market
Fund).

Follow the instructions under TO OPEN AN ACCOUNT - By Wire. The minimum additional investment made by wire must be for at least $1,000.
--------------------------------------------------------------------------------
BY AUTOMATIC INVESTMENT

If you wish to add the Automatic Investment Plan after your account has initially been opened, call (800)245-2100 to request the form.

Complete and return the form along with any other required materials.

Subsequent investments will be drawn from your bank account and invested into the fund(s).
--------------------------------------------------------------------------------
BY EXCHANGE

Call (800) 245-2100 to request an exchange of shares into another Country Mutual Fund.
--------------------------------------------------------------------------------
YOUR INVESTMENT -
SELLING SHARES

TIMING OF REQUESTS: All requests received in good order by Firstar Mutual Fund Services, LLC before 4:00 p.m. Eastern Standard Time (12:00 noon Eastern Standard Time for the Money Market Fund) will be executed the same day, at that day's closing price. Requests received after 4:00 p.m. (12:00 noon Eastern Standard Time for the Money Market Fund) will be executed the following day, at that day's closing share price. Accounts in the Money Market Fund will earn daily dividends up to the day before the date of redemption.

SELLING RECENTLY PURCHASED SHARES: If you wish to sell shares that were recently purchased by check, the funds may delay mailing of your redemption check for up to 15 business days after your redemption request to allow the purchase check to clear. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.

SIGNATURE GUARANTEES AND NOTARIZED SIGNATURES: The funds may require additional documentation, signature guarantees, or a notarized signature on any redemptions in amounts over $25,000 in value or for the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. Please call (800) 245-2100 for information on obtaining a signature guarantee or notarized signature.

HOW TO SELL SHARES

TO SELL FROM OR CLOSE AN ACCOUNT
--------------------------------------------------------------------------------
BY MAIL - ALL FUNDS

Write a letter of instruction that includes:

o The fund name, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

o   Include all signatures and any additional documents that may be required.

o   Mail your request to:
    FIRSTAR MUTUAL FUND SERVICES, LLC
    P.O. BOX 701
    MILWAUKEE, WISCONSIN 53201-0701

o A check will be mailed to the name(s) and address in which the account is registered.
--------------------------------------------------------------------------------
BY SYSTEMATIC WITHDRAWAL PLAN - ALL FUNDS

Call us to request a form to add the SYSTEMATIC WITHDRAWAL PLAN, specifying the amount and frequency of withdrawals you would like (monthly minimum is $25). Be sure to maintain an account balance of $5,000 or more.
--------------------------------------------------------------------------------
BY EXCHANGE

Call (800) 245-2100 to request an exchange of shares into another Country Mutual Fund.
--------------------------------------------------------------------------------

TO SELL FROM OR CLOSE AN ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE - ALL FUNDS

If you have previously authorized redemptions by telephone, call (800) 245-2100 before the close of business on any business day.

Proceeds will normally be sent the next business day by first class mail, or if you prefer and pay the expense, they may be wired to your account ($1,000 minimum).

If you request a check, it will be sent to the address in which the account is registered.

Telephone redemptions are not available if a joint owner is under age 14.
--------------------------------------------------------------------------------
BY CHECK - MONEY MARKET FUND ONLY

When your account in the Money Market Fund is opened, you will receive an initial supply of checks within 2 to 3 weeks if you choose so on the application. The checks may be written in amounts greater than $100 minimum amount.
--------------------------------------------------------------------------------
YOUR INVESTMENT -- TRANSACTION POLICIES

EXECUTION OF REQUESTS: Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next net asset value to be calculated after your request is accepted by Firstar Mutual Fund Services, LLC.

CHECKWRITING TERMS: If you so request, the Money Market Fund will provide you with an initial supply of checks. These checks may be written in any amount not less than $100. You continue to earn daily income dividends until your check has cleared.

TELEPHONE REQUESTS: For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Firstar Mutual Fund Services, LLC will take measures to verify the identity of the caller. If appropriate measures are taken, Firstar Mutual Fund Services, LLC is not responsible for any losses that may occur to any account due to an unauthorized telephone call. At times of peak activity, it may be difficult to place requests by phone.

EXCHANGE PRIVILEGES: You may exchange shares for shares of other Country Mutual Funds without paying any fees or charges. If the exchange is made by telephone, the new shares will be registered in the same manner as the shares for which they were exchanged. A fund may change or cancel exchange policies at any time, upon 60 days' notice to its shareholders. You may realize a capital gain or loss for federal income tax purposes when shares are exchanged.

ACCOUNTS WITH LOW BALANCES: If your account falls below $1,000, the fund may ask you to increase your balance. If it is still below $1,000 after 30 days, the fund may close your account and send you the proceeds. If your account has a $0 balance, your account may be closed without notification.

INTEGRATED VOICE RESPONSE SYSTEM: You may obtain access to account information by calling (800) 245-2100. The System provides share price and price change for all the funds and gives account balances and history and allows sales or exchanges of shares.

INTERNET ACCESS: You may obtain access to account information by logging on to the website, WWW.COUNTRYINVESTMENT.COM. The system provides share price and price change for all the funds and gives account balances and history.

DISTRIBUTIONS AND TAXES

DIVIDEND REINVESTMENT: You may have your distributions reinvested in the fund or mailed out by check. If you do not give the fund instructions, your distributions will automatically be reinvested in the particular fund. There are no fees or sales charges on reinvestments. You may not have distributions mailed out by check if you participate in the Systematic Withdrawal Plan or any Retirement Plans.

TIMING OF DISTRIBUTIONS: The funds generally distribute dividends from their net investment income and net capital gains, if any. The Growth Fund typically pays income dividends semi-annually. The Asset Allocation Fund, Short-Term Government Bond Fund, Tax Exempt Bond Fund and the Long-Term Bond Fund typically pay monthly dividends. The Money Market Fund declares and distributes dividends on each day that its net asset value is determined and dividends are then paid to you on a monthly basis.

TAXES: As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund in the past has done and intends to do in the future, it pays no federal income tax on the earnings it distributes to shareholders. Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from net investment income are taxed as ordinary income. Capital gains distributions are taxed based on how long a fund held the assets. Net short-term capital gains are taxable to shareholders as ordinary income. Distributions of net long-term capital gains are taxable as long-term capital gains. The tax status of the distributions for each calendar year will be detailed in your annual tax statement from each fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences. An exchange of shares of a fund for shares of another fund is a sale of fund shares for tax purposes.

TAX EXEMPT BOND FUND: The fund intends to pay federally tax-exempt interest dividends to its shareholders. You may be subject to state and local taxes on distributions of federally tax-exempt income from the fund. However, some distributions may also be taxed for federal income tax purposes (including all capital gains distributions). You will be notified regarding the designation of distributions. Information regarding the tax-exempt status of any distributions will be mailed annually. The percentage of the monthly dividend which is tax-exempt may vary from distribution to distribution. You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Bond Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

BACKUP WITHHOLDING: By law, the funds must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

ACCOUNT STATEMENTS: You will receive an account statement after every transaction that affects your account balance, after any change of name or address of the registered owner, and in all other cases, semi-annually.

OTHER SECURITIES AND RISKS

Each fund's portfolio securities and investment practices offer certain opportunities and carry various risks. Major investments and risk factors are outlined in the front of the prospectus. Below are brief descriptions of other securities and practices, along with their associated risks.

BONDS: The value of any bond held by a fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, causing a loss for the fund.

COMMERCIAL PAPER: Commercial paper is unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months.

DEFENSIVE INVESTING: The funds may, from time to time, take temporary defensive positions that are inconsistent with each fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. When a fund takes a temporary defensive position it may not achieve its investment goals.

FOREIGN SECURITIES: Foreign securities present risks beyond those of U.S. securities. They are generally more volatile and less liquid than their U.S. counterparts. Moreover, changes in currency exchange rates have the potential to reduce or eliminate certain gains achieved in securities markets or create net losses. These risks are usually higher for investments in less developed markets.

WHEN-ISSUED SECURITIES: The funds may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

REPURCHASE AGREEMENTS: The funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the funds could lose money.

SECURITIES OF OTHER INVESTMENT COMPANIES: The funds may acquire securities of other investment companies (including unit investment trusts) on the open market if (1) the fund would not own more than 3% of the total outstanding voting stock of such investment company; (2) such investment represents not more than 5% of the value of the fund's assets; or (3) such investment plus investments in all other investment companies represents not more than 10% of the value of the fund's assets.

ZERO COUPONS: A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the fund and the fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the fund to liquidate portfolio securities at a disadvantageous time.

ASSET-BACKED SECURITIES: Asset-backed securities represent interests in pools of debt (other than mortgage notes), such as credit card accounts. The principal risks of asset-backed securities are that on the underlying obligations, payments may be made more slowly, and rates of default may be higher than expected. In addition, because some of these securities are new or complex, unanticipated problems may affect their value or liquidity.

MORTGAGE-RELATED SECURITIES: These securities, which represent interests in pools of mortgages, may offer attractive yields but generally carry additional risks. The prices and yields of mortgage-related securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities usually are redeemed early because the underlying mortgages are often prepaid. The fund would then have to reinvest the money at a lower rate. The price or yield of mortgage-related securities may fall if they are redeemed later than expected.

NON-INSURED: An investment in the funds is not a deposit of Country Trust Bank, the advisor, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of Thrift Supervision or any other government agency.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the funds' financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. Total return shows how much your investment in the fund(s) would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the annual report which is available upon request.

                                                      COUNTRY GROWTH FUND
                                                      YEARS ENDED JUNE 30,
                                            --------------------------------------
                                             2000     1999    1998    1997    1996
                                             ------  ------  ------  ------  -----
Net asset value, beginning of year.........  $27.24   $23.04  $22.51  $18.88  $17.23
                                             ------   ------  ------  ------  ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................    0.12     0.15    0.17    0.15    0.23
  Net gains or losses on securities (both
    realized and unrealized)...............    2.46     5.50    2.19    4.81    3.23
                                               ----     ----    ----    ----    ----

        Total from investment operations...    2.58     5.65    2.36    4.96    3.46
                                               ----     ----    ----    ----    ----

  LESS DISTRIBUTIONS
  Dividends from net investment income.....   (0.16)   (0.15)  (0.15)  (0.20) (0.25)
  Distributions from capital gains.........   (2.25)   (1.30)  (1.68)  (1.13) (1.56)
                                              ------   ------  ------  ------ ------
         Total distributions................  (2.41)   (1.45)  (1.83)  (1.33) (1.81)
                                              ------   ------  ------  ------ ------

Net asset value, end of year...............  $27.41   $27.24  $23.04  $22.51  $18.88
                                             ======   ======  ======  ======  ======

TOTAL RETURN...............................    10.29%  26.10%  10.98%  28.54%  21.51%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)......$194,505 $182,070 $160,315 $140,786 $84,800
  Ratio of expenses to average net assets:
      Before expense waiver..................   1.16%   1.08%   1.02%       -       -
      After expense waiver...................   1.13%   1.04%   1.00%   1.16%   1.12%
  Ratio of net investment income to average net assets:
      Before expense waiver..................   0.41%   0.55%   0.73%       -       -
      After expense waiver...................   0.44%   0.59%   0.75%   0.84%   1.30%
  Portfolio turnover.........................  30.82%  31.88%  33.06%  30.74%  32.95%

                                               COUNTRY ASSET ALLOCATION FUND
                                                    YEARS ENDED JUNE 30,
                                             -----------------------------------
                                              2000     1999    1998    1997    1996
                                             -------  ------  ------  ------  -----
Net asset value, beginning of year.........   $17.12   $15.20  $14.64  $13.39  $12.29
                                             ------   ------  ------  ------  ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................     0.36     0.37    0.39    0.35    0.37
  Net gains or losses on securities (both
    realized and unrealized)...............     0.96     2.04    1.22    2.11    1.41
                                                ----     ----    ----    ----    ----

        Total from investment operations...     1.32     2.41    1.61    2.46    1.78
                                                ----     ----    ----    ----    ----

  LESS DISTRIBUTIONS
  Dividends from net investment income.....    (0.36)   (0.37)  (0.39)  (0.34) (0.37)
  Distributions from capital gains.........    (1.13)   (0.12)  (0.66)  (0.87) (0.31)
                                               ------   ------  ------  ------ ------
         Total distributions................   (1.49)   (0.49)  (1.05)  (1.21) (0.68)
                                               ------   ------  ------  ------ ------

Net asset value, end of year...............    $16.95  $17.12  $15.20  $14.64  $13.39
                                               ======  ======  ======  ======  ======

TOTAL RETURN...............................      8.14%  16.22%  11.41%  19.95%  14.74%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's).......   $24,743  23,285 $18,650 $14,272 $10,083
  Ratio of expenses to average net assets:
      Before expense waiver..................    1.26%  1.22%   1.25%       -       -
      After expense waiver...................    1.23%  1.16%   1.21%   1.46%   1.44%
  Ratio of net investment income to average net assets:
      Before expense waiver..................    2.13%  2.30%   2.57%       -       -
      After expense waiver...................    2.16%  2.36%   2.61%   2.57%   2.81%
  Portfolio turnover.........................   25.85% 33.91%  20.07%  19.25%  33.77%



                                                    COUNTRY TAX EXEMPT BOND FUND
                                                        YEARS ENDED JUNE 30,
                                               -----------------------------------
                                                2000     1999    1998    1997    1996
                                               ------  ------  ------  ------  -----
Net asset value, beginning of year.........   $8.65    $8.95   $8.70   $8.41   $8.36
                                              -----    -----   -----   -----   -----
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................     0.36     0.36   0.37    0.36    0.37
  Net gains or losses on securities (both
    realized and unrealized)...............    (0.09)   (0.16)  0.27    0.31    0.07
                                               ------   ------  ----    ----    ----

        Total from investment operations...     0.27     0.20   0.64    0.67    0.44
                                                ----     ----   ----    ----    ----

  LESS DISTRIBUTIONS
  Dividends from net investment income.....    (0.36)   (0.36)  (0.37)  (0.36) (0.37)
  Distributions from capital gains.........    (0.03)   (0.14)  (0.02)  (0.02) (0.02)
                                               ------   ------  ------  ------ ------
         Total distributions................   (0.39)   (0.50)  (0.39)  (0.38) (0.39)
                                               ------   ------  ------  ------ ------

Net asset value, end of year...............    $8.53    $8.65   $8.95   $8.70   $8.41
                                               =====    =====   =====   =====   =====

TOTAL RETURN...............................     3.16%   2.14%   7.45%   8.15%  5.30%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's).......   $15,678 $17,507 $17,669 $18,008 $17,744
  Ratio of expenses to average net assets:
      Before expense waiver..................   1.17%   1.07%   1.01%       -       -
      After expense waiver...................   1.08%   1.00%   0.97%   1.14%   1.08%
  Ratio of net investment income to average net assets:
      Before expense waiver..................   4.05%   3.83%   4.13%       -       -
      After expense waiver...................   4.14%   3.90%   4.17%   4.23%   4.30%
  Portfolio turnover.........................  16.76%  39.85%  24.83%  11.35%  14.75%




                                                   COUNTRY MONEY MARKET FUND
                                                      YEARS ENDED JUNE 30,
                                               ----------------------------------
                                                2000     1999    1998    1997    1996
                                               -------  ------  ------  ------  -----
Net asset value, beginning of year.........    $1.00   $1.00   $1.00   $1.00   $1.00
                                               -----   -----   -----   -----   -----
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................     0.05     0.04    0.05    0.05   0.05
                                                ----     ----    ----    ----   ----

        Total from investment operations...     0.05     0.04    0.05    0.05   0.05
                                                ----     ----    ----    ----   ----

  LESS DISTRIBUTIONS
  Dividends from net investment income......   (0.05)   (0.04)  (0.05)  (0.05) (0.05)
                                               ------   ------  ------  ------ ------
         Total distributions................   (0.05)   (0.04)  (0.05)  (0.05) (0.05)
                                               ------   ------  ------  ------ ------

Net asset value, end of year...............    $1.00    $1.00   $1.00   $1.00   $1.00
                                               =====    =====   =====   =====   =====

TOTAL RETURN...............................     5.13%   4.54%   4.94%   4.63%   4.82%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's).......   $68,668 $63,022 $53,022 $60,674 $33,664
  Ratio of expenses to average net assets:
      Before expense waiver..................   0.79%   0.82%   0.83%       -      -
      After expense waiver...................   0.77%   0.77%   0.81%   0.94%   0.90%
  Ratio of net investment income to average net assets:
      Before expense waiver..................   5.00%   4.39%   4.81%       -       -
      After expense waiver...................   5.02%   4.44%   4.83%   4.55%   4.74%




                                     COUNTRY SHORT-TERM GOVERNMENT BOND FUND
                                                                       FOR THE
                                                                        PERIOD
                                                                       1/02/97*
                                              YEARS ENDED JUNE 30,     THROUGH
                                        ----------------------------------------
                                             2000     1999    1998     6/30/97
                                            -------  ------  ------   --------
Net asset value, beginning of year......... $9.99    $10.11  $10.01    $10.00
                                            -----    ------  ------    ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................   0.51     0.51    0.54      0.20
  Net gains or losses on securities (both
    realized and unrealized)...............  (0.08)   (0.09)   0.10      0.01
                                             ------   ------   ----      ----
        Total from investment operations...   0.43     0.42    0.64      0.21
                                              ----     ----    ----      ----

  LESS DISTRIBUTIONS
  Dividends from net investment income.....  (0.51)   (0.51)  (0.54)    (0.20)
  Distributions from capital gains.........      -    (0.03)      -         -
                                             -----    ------  -----     -----
         Total distributions................ (0.51)   (0.54)  (0.54)    (0.20)
                                             ------   ------  ------    ------

Net asset value, end of year...............  $9.91    $9.99  $10.11    $10.01
                                             =====    =====  ======    ======

TOTAL RETURN...............................   4.43%   4.27%   6.50%     2.10%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)....... $26,988 $29,738 $28,309   $24,285
  Ratio of expenses to average net assets:
      Before expense waiver.................. 0.90%   0.90%   0.92%     3.88**
      After expense waiver................... 0.84%   0.83%   0.86%     0.76%**
  Ratio of net investment income to average net assets:

      Before expense waiver.................. 5.06%   4.93%   5.30%     1.78%**
      After expense waiver................... 5.12%   5.00%   5.36%     4.90%**
  Portfolio turnover......................... 7.95%  29.24%   1.54%     0.00%

* Commencement of operations.

** Annualized



                                            COUNTRY LONG-TERM BOND FUND
                                                                         FOR THE
                                                                          PERIOD
                                           YEARS ENDED JUNE 30,         1/02/97*
                                                                         THROUGH
                                       -----------------------------------------
                                             2000     1999    1998       6/30/97
                                            -------  ------  ------     --------
Net asset value, beginning of year......... $10.01    $10.48  $10.04      $10.00
                                            ------    ------  ------      ------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income....................   0.56     0.56    0.56        0.20
  Net gains or losses on securities (both
    realized and unrealized)...............  (0.16)   (0.21)   0.45        0.04
                                             ------   ------   ----        ----
        Total from investment operations...   0.40     0.35    1.01        0.24
                                              ----     ----    ----        ----

  LESS DISTRIBUTIONS
  Dividends from net investment income.....  (0.56)   (0.56)  (0.56)      (0.20)
  Distributions from capital gains.........  (0.10)   (0.26)  (0.01)           -
                                             ------   ------  ------       -----
         Total distributions................ (0.66)   (0.82)  (0.57)      (0.20)
                                             ------   ------  ------      ------

Net asset value, end of year...............  $9.75    $10.01  $10.48      $10.04
                                             =====    ======  ======      ======

TOTAL RETURN...............................   4.21%   3.29%   10.24%     2.44%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (in 000's)....... $40,000 $40,734 $38,800     $32,932
  Ratio of expenses to average net assets:
      Before expense waiver.................. 1.10%   1.09%   1.12%      3.82**
      After expense waiver................... 0.85%   0.85%   0.89%      0.78%**
  Ratio of net investment income to average net assets:

      Before expense waiver.................. 5.46%   5.08%   5.24%      2.11%**
      After expense waiver................... 5.71%   5.32%   5.47%      5.15%**
  Portfolio turnover.........................42.62%  29.19%   25.11%    41.77%

* Commencement of operations.

** Annualized

COUNTRY
                              MUTUAL FUNDS

AUTHORIZATION FOR PAYROLL DIRECT DEPOSIT
Please complete this application and give it to your payroll department to establish your Payroll Direct Deposit Plan (the "Plan") with the Country Mutual Funds. The Plan allows you to set up automatic deposit of all or a part of your paycheck to your Country Mutual Funds account. Before completing this application, check with your payroll department regarding the availability of this service through the Automated Clearing House. Please print all information except signatures. Note: you must have an existing account before establishing payroll deduction.

1. EMPLOYEE/EMPLOYER INFORMATION

=======================================================================
Employee's name Employee's payroll number if different than Social Security number
( ) -------------------------------------------------
--------------------------------------------------------------------
Employer's name Employer's phone number
--------------------------------------------------------------------
Employer's address
--------------------------------------------------------------------
City State Zip

2. AMOUNT OF INVESTMENT
Amount to be invested each pay period: __ $ _______________ (minimum $25.00) OR
 __ Total net pay You may change this amount at any time by notifying your payroll department.

3. ACCOUNT INFORMATION
( ) --------------------------------------------------------------------
--------------------------------------------------------------------
Country Mutual Funds registered owner(s) Evening phone number
====================================================================
Social security number Name of Country Mutual Funds to receive investments
____________________________________________________________________

8__  -__  - _________ Address Account number from your

====================================================================
Routing number for employer reference only:
042000013
====================================================================
Country Mutual Funds account statement
--------------------------------------------------------------------
City State Zip
( ) --------------------------------------------------------------------
Daytime phone number
If you would like to have an additional payroll direct deposit into another Country Mutual Funds, please fill out a separate application.

4. SIGNATURE
I hereby authorize my employer to automatically deduct from my paycheck the amount specified in section 2 and transmit that amount to the Country Mutual Funds account number indicated in section 3. Investments will be made at the then current net asset value of the Country Mutual Funds indicated herein including any applicable sales charge. All instructions under the Plan, including changes in the amount of the investment or cancellation of the Plan, must be made in writing to my employer. It is the sole responsibility of my employer to arrange for all transactions. If monies to which I am not entitled are transmitted by my employer to my Country Mutual Funds account, I authorize my employer to redeem on my behalf fund shares in the amount necessary to obtain the return of the entire amount of these monies. I authorize the Country Mutual Funds and its transfer agent to follow all instructions by my employer in connection with transactions made under the Plan, including the redemption of fund shares, and I agree not to make claims against the Country Mutual Funds or its transfer agent for following the instructions of my employer. The availability of funds in my Country Mutual Funds account is subject to verification of the transfer. The terms of the Plan may be terminated or modified at any time and without notice. I understand and agree to the terms set forth herein.

/ / ----------------------------------------------------------------------
Employee's signature Date

Submit this completed form to your payroll department.
/ / ----------------------------------------------------------------------
--------------------------------------------------------------------

Signature of payroll department representative Date Name of payroll department representative (please print) Routing number for employer reference only:



                                COUNTRY
                              MUTUAL FUNDS
                           PURCHASE APPLICATION

MAIL TO:                                   OVERNIGHT EXPRESS MAIL TO:
COUNTRY MUTUAL FUNDS                       COUNTRY MUTUAL FUNDS
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E. Michigan St., 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202-5207

For more information please call Mutual Funds at 1-800-245-2100.

-------------------------------------------------------
A. Investment Choices

By check: Please make check payable to Country Mutual Funds.
Amount $ _____________($1,000 Account Minimum)

By wire: Call 1-800-245-2100. Indicate total amount and date of wire $ _____________ Date ______________


                                                                                      Distributions Options
                                                        Capital         Capital         Capital                 Dividend
                                                        Dividends       Gains           Gains and               Reinvested &
                                                        Reinvested      Reinvested &    Dividends               Capital Gains
                                                                        Dividends       in Cash*                Paid to Cash*
                                                                        in Cash*
Country Growth Fund              (139-139) $___________
Country Asset Allocation Fund    (139-144) $___________
Country Tax-Exempt Bond Fund     (139-140) $___________
Country Money Market Fund        (139-143) $___________
Country Short-Term               (139-142) $___________
        Government Bond Fund
Country Long-Term Bond Fund      (139-141) $___________

* Unless otherwise indicated, cash distributions will be mailed to the address in Section C.

--------------------------------------- ----------------------------------------
B. Registration


Individual

--------------------------------------- ----------------------------------------
FIRST NAME   M.I.   LAST NAME   SOCIAL SECURITY #         BIRTHDATE (Mo/Dy/Yr)


Joint Owner

--------------------------------------------------------------------------------
FIRST NAME   M.I.   LAST NAME   SOCIAL SECURITY #         BIRTHDATE (Mo/Dy/Yr)
*Registration will be Joint Tenancy with Rights of Survivorship (JTWROS), unless otherwise specified.

Gift to Minors _________________________      ________     ____________________
               CUSTODIAN'S FIRST NAME           MI         LAST NAME
               (ONLY ONE PERMITTED)
________________________________________      ________     _____________________
MINOR'S FIRST NAME (ONLY ONE PERMITTED)         MI         LAST NAME

________________________________________ ___________________ ___________________
MINOR'S SOCIAL SECURITY                  # MINOR'S BIRTHDATE  STATE OF RESIDENCE
                                              (Mo/Dy/Yr)
Corporation/ _______________________________________________________
Trust**      NAME OF TRUSTEE(S) *(IF TO BE INCLUDED IN REGISTRATION)

Partnership* ________________________________________
             NAME OF TRUST/CORPORATION**/PARTNERSHIP*

Other Entity* ______________________________________________________
              SOCIAL SECURITY #/TAX ID# DATE OF AGREEMENT (Mo/Dy/Yr)

*Additional documentation and certification may be requested. **Corporate Resolution is required.

--------------------------------------------------------------------------------
C. Mailing Address

___________________________             _________________________________
STREET                                  APT/SUITE

___________________________  ________   _________________________________
CITY                          STATE     ZIP

___________________________             _________________________________
DAYTIME PHONE #                         EVENING PHONE #

Duplicate Confirmation to:

___________________________  ________   _________________________________
FIRST NAME                     M.I.     LAST NAME

___________________________             _________________________________
STREET                                  APT/SUITE

___________________________  ________   _________________________________
CITY                          STATE     ZIP

--------------------------------------------------------------------------------
D. TELEPHONE OPTIONS                 TELEPHONE REDEMPTION.
Your signed Application             __Check to address shown on your account
must be received at least 15 days     __ Via Federal wire to your account below
business days prior to initial            ($12.00 charge for each wire transfer)
transaction                           __ Via EFT, at not charge, to your account
                                          below (funds are typically credited
                                          within two days after redemption)

To ensure proper debiting/           __ Telephone Purchase (EFT).  Permits the
crediting of your bank                  purchase of shares using your bank
account, and unsigned voided            account to clear the transaction.
check (for checking accounts)           (Minimum $25.00) Complete bank account

__________________________________________________________________
NAME(S) ON BANK ACCOUNT

___________________________             __________________________
BANK NAME                               ACCOUNT NUMBER

___________________________             __________________________
BANK ADDRESS                            BANK ROUTING/ABA#

_______________________________         ___________________________
SIGNATURE OF BANK ACCOUNT OWNER         SIGNATURE OF JOINT OWNER


--------------------------------------------------------------------------------
E.  AUTOMATIC INVESTMENT PLAN           Please start my Automatic Investment
Your signed Application must be         Plan as described in the Prospectus
received at least 15 business days      beginning:
prior to initial tranaction.            Month ____________ Year _______.I hereby
                                        instruct Firstar Mutual Fund
An unsigned voided check (for           Services, LLC, Transfer Agent for the
checking accounts) or a savings         Country Mutual Funds to automatically
account deposit slip is required        transfer $ __________ (minimum $25.00)
with your application.                  directly from my checking, NOW or
                                        savings account named below on
                                        the _______ of each month or the first
                                        business day thereafter. I understand
                                        that I will be assessed a $25 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason.

__________________________________________________________________
NAME(S) ON BANK ACCOUNT

___________________________             __________________________
BANK NAME                               ACCOUNT NUMBER


___________________________             __________________________
BANK ADDRESS                            BANK ROUTING/ABA#

_______________________________         ___________________________
SIGNATURE OF BANK ACCOUNT OWNER         SIGNATURE OF JOINT OWNER


--------------------------------------------------------------------------------

F. SYSTEMATIC
   WITHDRAWLS

I would like to withdraw from the Country Mutual Funds $_______________ ($25.00 minimum, $5,000 account value minimum) as follows:

____ I would like to have payments made to me on or about the __________ day of each month, or
____ I would like to have payments made to me on or about the __________ day of the months that I have circled below:

          Jan. Feb. Mar. Apr. May June July Aug. Sept. Oct. Nov. Dec.

____ To have payments automatically deposited to your bank account. Complete bank account information below. (A check will be mailed to the address in Section C if this box is not checked.)

__________________________________________________________________
NAME(S) ON BANK ACCOUNT

__________________________________________________________________
BANK NAME ACCOUNT NUMBER

__________________________________________________________________
BANK ADDRESS                                    BANK ROUTING/ABA#


To ensure proper crediting of your bank account, please attach a voided check or a deposit slip.

--------------------------------------------------------------------------------
G. SIGNATURE AND                 I have received and read the Prospectus for the
CERTIFICATION                    Country Mutual Funds (the "Fund"). I understand
REQUIRED BY THE                  the Fund's investment objectives and policies
INTERNAL REVENUE                 and agree to be bound by the terms of the
SERVICE                          Prospectus. I am of legal age in my state of
                                 residence and have full authority to purchase shares of the Fund and to establish and use any related privileges.

                                 Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

                                 By selecting the options in Section D, E, F,
                                 I hereby authorize the Fund to initiate
                                 credits and debits to my account at the
                                 bank indicated and for the bank to credit or debit the same to such account through the Automated Clearing House ("ACH") system.

                                 Under the penalty of perjury, I Certify that
                                 (1) the Social Security Number or Taxpayer
                                 Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

___________________________________          ________________________
SIGNATURE OF OWNER*                               DATE (Mo/Dy/Yr)


___________________________________          ________________________
SIGNATURE OF OWNER, if any                        DATE (Mo/Dy/Yr)



* If shares are to be registered in (1) joint names, both persons should sign,
(2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on space provided below.

________________________________________________________________________________
PRINT NAME AND TITLE OF OFFICER SIGNING FOR A CORPORATION OR OTHER ENTITY

--------------------------------------------------------------------------------
H. DEALER INFORMATION              Unless indicated below, the dealer is Country
Please be sure to complete         Capital Management Co. located at
representative's first name        1711 GE Road, Bloomington, IL 61704.
and middle initial.)

___________________________        ____________________________________________
DEALER NAME                        REPRESENTATIVE'S  LAST NAME  FIRST NAME   MI

DEALER HEAD OFFICE REPRESENTATIVE'S BRANCH OFFICE

___________________________        _____________________________________________
ADDRESS                            ADDRESS

___________________________        _____________________________________________
CITY/STATE/ZIP                     CITY/STATE/ZIP

(  )_______________________        (  )_________________________________________
TELEPHONE NUMBER                   TELEPHONE NUMBER            REP'S A.E. NUMBER

--------------------------------------------------------------------------------
I. FIRSTAR FUNDS                   Check the box or boxes to establish check
CHECK REDEMPTION                   redemption privileges for the Country Money
SIGNATURE CARD                     Market Fund. Checks will be mailed within
                                   ten business days after your account is
                                   opened. There is a $100.00 minimum for any check written. Shares purchased by check may not be redeemed with checkwriting for 12 calendar days from the purchase date.

                                              Account Number (For Bank Use Only)
                                            ------------------------------------
-- Country Money Market Fund
                                            ------------------------------------

Name on Country Money Market Account
--------------------------------------------------------------------------------
I/We guarantee the authenticity of each signature and understand the request is subject to the terms on the reverse.

Authorized Signature(s) (For joint accounts, all owners must sign.)
__________________________________________________________________
__________________________________________________________________
__________________________________________________________________

I/We authorized Firstar to honor checks drawn by me on my Country Money Market account(s) and to effect a redemption of sufficient shares in my account to cover payment of such checks. I understand that: (1) this privilage may be terminated at any time by the Fund or the bank and that neither shall incur any liability for loss or expense or cost to me for honoring such checks, or for effecting redemptions to pay such checks, or for returning checks which have not been accepted; (2) check drawn on joint account will require the signature of one registered owner; (3) by signing the reverse side I/we certify that each of the statement set forth on the purchase application are true and accurate.
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS:

Additional information about each fund's investments is available in the annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI contains more detailed information on all aspects of the funds. It has been filed with the Securities and Exchange Commission and is incorporated by reference.

TO REQUEST A FREE COPY OF THE CURRENT ANNUAL/SEMI-ANNUAL REPORT OR SAI, PLEASE WRITE OR CALL

    Firstar Mutual Fund Services, LLC
    P.O. Box 701
    Milwaukee, WI 53201-0701
    (800) 245-2100

    or contact
    Country Trust Bank
    (309) 821-4600

Information about the funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. To aid you in obtaining this information, the funds' 1940 Act registration numbers are 811-1338, 811-2839, 811-2840 and 811-3186.

                WHERE YOUR DREAMS AND OUR EXPERTISE COME TOGETHER

Country Trust Bank 808 IAA Drive, PO Box 2901 Bloomington, IL 61702-2901 WWW.COUNTRYINVESTMENT.COM

F30-117-00 (C)2000 CC Services, Inc.

                                   SEC file # 811-1338, #811-2839, #811-2840 and
                                   #811-3186


                      STATEMENT OF ADDITIONAL INFORMATION

                                 October 12, 2000


                            Country Growth Fund, Inc.
                       Country Asset Allocation Fund, Inc.
                       Country Tax Exempt Bond Fund, Inc.
                 Country Taxable Fixed Income Series Fund, Inc.
                            Country Money Market Fund
                     Country Short-Term Government Bond Fund
                           Country Long-Term Bond Fund

808 IAA Drive
Bloomington, IL  61702
(309) 821-4600








This Statement of Additional Information is not a prospectus. It should be read in conjunction with the funds' Prospectus dated October 12, 2000, and is incorporated by reference in its entirety into the Prospectus. The Statement of Additional Information may be obtained without charge from a licensed salesperson at Country Trust Bank, 808 IAA Drive, Bloomington, IL 61702, or by

contacting the funds' principal underwriter, Quasar Distributors, Inc., 615 E. Michigan Street, Milwaukee, WI 53202,(800-245-2100) The funds' most recent Annual Report and Semi-Annual Report to Shareholders are separate documents that are incorporated by reference in this Statement of Additional Information.



                                    CONTENTS

                                                                            PAGE

History of the Funds........................................................ 3

Description of Investments and Risks........................................ 3

Investment Restrictions..................................................... 7

Portfolio Turnover ......................................................... 9

Management of the Funds..................................................... 9

Control Persons and Principal Holders of Securities........................ 13

Investment Advisory and Other Services......................................14

Other Service Providers.....................................................16

Brokerage...................................................................17

Capital Stock...............................................................20

Purchases, Redemptions and Pricing of Shares................................20

Taxation of the Funds.......................................................23

Underwriter Compensation....................................................23

Calculation of Performance Data.............................................23

Financial Statements........................................................27

Appendix A - Descriptions of Securities Ratings.............................28



                              HISTORY OF THE FUNDS

This Statement of Additional Information pertains to the following four separate funds incorporated under the laws of the State of Maryland:

NAME OF FUND                                               DATE OF INCORPORATION
Country Growth Fund ("GROWTH FUND")                           August 5, 1965
Country Asset Allocation Fund ("ASSET ALLOCATION FUND")       March 20, 1978
Country Tax Exempt Bond Fund ("TAX EXEMPT BOND FUND")         March 20, 1978
Country Taxable Fixed Income Series Fund
("TAXABLE FIXED INCOME SERIES FUND")                          April 14, 1981

In addition, the Taxable Fixed Income Series Fund consists of the following three separate funds described in this Statement of Additional Information:

                 Country Money Market Fund ("MONEY MARKET FUND")
     Country Short-Term Government Bond Fund ("SHORT-TERM GOVERNMENT FUND")
               Country Long-Term Bond Fund ("LONG-TERM BOND FUND")

CLASSIFICATION:

The funds are classified as open-end, management investment companies. The funds are diversified, which means that, with respect to 75% (100% for the GROWTH FUND and MONEY MARKET FUND) of its total assets, a fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U. S. government or its agencies or instrumentalities).

                      DESCRIPTION OF INVESTMENTS AND RISKS

The following section describes credit quality ratings applicable to various types of investments of the funds. Under normal circumstances, the funds will not purchase investments below these ratings. However, each fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating. In the event a security held by the fund is downgraded below the minimum rating stated below, the investment advisor shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the fund and its shareholders.

CREDIT QUALITY:
GROWTH FUND: When investing in fixed income securities, the Growth Fund's management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's")(Aaa, Aa, A, or Baa) or Standard & Poor's ("S&P")(AAA, AA, A, or
BBB).

ASSET ALLOCATION FUND: The fund may invest in commercial paper rated in the top two grades - "Prime-1" or "Prime-2" by Moody's or "A-1" or "A-2" by S & P; and fixed income securities rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB).

TAX EXEMPT BOND FUND: The fund's investments in municipal bonds will be those which are rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB)or in non-rated equivalents. Temporary investments made by the fund may consist of: (1) notes issued by or on behalf of municipal issuers backed by the Federal Government;
(2) notes of issuers having, at the time of purchase, an outstanding issue of municipal bonds rated within the four highest grades of Moody's or S & P; (3) municipal notes rated at the time of purchase within the two highest grades assigned by Moody's (MIG-1 and MIG-2); (4) obligations of the U.S. government, its agencies or instrumentalities; (5) bonds, notes and certificates rated within the four highest grades of Moody's or S & P; (6) commercial paper rated within the two highest grades assigned by Moody's (P-1 or P-2) or by S&P (A-1 or A-2); and (7) debt securities (including repurchase agreements) issued or guaranteed by domestic banks having investment quality, in management's opinion, comparable to debt securities of the type described in category(5) above. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to alternative minimum tax.

MONEY MARKET FUND: The certificates of deposit in which the fund may invest will be of domestic banks in amounts (currently $100,000) that are fully insured by the Federal Deposit Insurance Corporation (the "FDIC") and, for larger amounts, bank certificates of deposit or bankers acceptances of domestic banks having total assets in excess of $1 billion and which are members of the FDIC. The fund may purchase negotiable certificates of deposit. Banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Commercial paper purchased by the fund will be rated in the top grade by two nationally recognized statistical rating organizations (NRSROs) one of which must be either Moody's Inc., or S&P. The fund may also purchase negotiable certificates of deposit of savings and loan associations in amounts (currently $100,000) that are fully insured by the FDIC.

SHORT-TERM GOVERNMENT BOND FUND: The fund may invest up to 35% of its total assets in cash, commercial paper and high-grade liquid debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities within the three highest grades assigned by S&P (AAA, AA, A) or Moody's (Aaa, Aa, A ) or in non-rated equivalents.

LONG-TERM BOND FUND: At least 80% of the fund's assets will consist of obligations of corporations which, at the time of purchase by the fund are rated at least "A-" by S&P or "A3" by Moody's, and of securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. Up to 20% of the fund's net assets may consist of commercial paper of U.S. issuers rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's, certificates of deposit, time deposits and bankers' acceptances, and corporate bonds which are rated in any category lower than "A-" by S&P and "A3" by Moody's. When deemed necessary for temporary defensive purposes, the fund's investment in commercial paper, certificates of deposit, time deposits and bankers' acceptances may exceed 20% of its net assets, although the fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Commercial paper and certificates of deposit could be over 5%. Under no circumstances will the fund invest more than 20% of its net assets in corporate bonds which are rated lower than "A-" by S&P and "A3" by Moody's or are unrated. Obligations rated "BBB" by S&P and "Baa" by Moody's are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

DESCRIPTION OF INVESTMENTS
Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the funds. Unless otherwise indicated, all percentage limitations governing the investments of the funds apply only at the time of transaction. Under normal circumstances, only the funds indicated will invest in each type of security.

FIXED-INCOME SECURITIES:
ALL FUNDS may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

FOREIGN SECURITIES:
Since the MONEY MARKET FUND, the GROWTH FUND (up to 10%), the LONG-TERM BOND FUND (up to 10%) and the ASSET ALLOCATION FUND (up to 10%) may invest in securities of foreign issuers, these funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES:
The LONG-TERM BOND FUND and ASSET ALLOCATION FUND may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase. The funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the fund may sell these securities before the settlement date if it is deemed advisable. The funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the securities held in the LONG-TERM BOND FUND portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public?s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the fund, consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the forward commitment or when-issued securities, will be established and maintained at the fund's custodian bank. Purchasing securities on a forward commitment or when-issued basis when the fund is fully or almost fully invested may result in greater potential fluctuation in the value of the fund's net assets and its net asset value per share.

GOVERNMENT SECURITIES:
ALL FUNDS may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law. The fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

MORTGAGE-RELATED SECURITIES:
The SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. Mortgage-related securities are a form of derivative securities. The mortgage-related securities in which the fund may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security's return to the fund. The fund also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans. The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations. If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss. Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by an NRSRO such as Moody's or S&P.

MUNICIPAL BONDS:
The TAX EXEMPT BOND FUND may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as: airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are "general obligation bonds" and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. The fund's portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors. Proposals have been introduced periodically before Congress to restrict or eliminate the Federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal would be enacted, the availability of municipal bonds for investment by the fund and the value of the fund's portfolio would be affected. In such event, the fund would reevaluate its objective and policies and consider recommending to its shareholders changes in the structure of the fund.

REPURCHASE AGREEMENTS:
ALL FUNDS may enter into repurchase agreements which are transactions in which the funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a fund to earn a return on cash which is only temporarily available. The fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security. The funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A fund also might incur disposition costs in connection with liquidating the securities. While the funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the advisor.

RESTRICTED SECURITIES:
The funds will not make any investment in restricted securities.

SECURITIES OF OTHER INVESTMENT COMPANIES:
ALL FUNDS may purchase or acquire securities of other investment companies (including, without limitation, unit investment trusts) on the open market if immediately after such purchase or acquisition the fund would not own, in the aggregate, (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses.

NORMAL AND TEMPORARY DEFENSIVE CASH POSITIONS
ALL FUNDS invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market funds and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker's acceptances. During periods of unusual economic or market conditions or for temporary defensive purposes, each fund may increase its investment in cash or related investments.

ZERO COUPON SECURITIES:
The LONG-TERM BOND FUND may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a fund's outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such fund's outstanding shares.

RESTRICTIONS APPLICABLE TO ALL FUNDS:

o    No fund will authorize or issue any class of senior securities.

o The GROWTH FUND, the ASSET ALLOCATION FUND, the TAX EXEMPT BOND FUND, the SHORT-TERM GOVERNMENT BOND FUND and the LONG-TERM BOND FUND each will not borrow money, except as a temporary measure for extraordinary or emergency purposes. Such borrowings will only be from a bank in an amount not to exceed 10% of the value of the fund's total assets, nor 5% of the value of such fund's total assets if such debt matures more than sixty days after issuance.

o The MONEY MARKET FUND will not borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only from a bank in an amount not to exceed 10% of the value of the fund's total assets. The MONEY MARKET FUND will not purchase securities at any time a loan to such fund is outstanding (investments in repurchase agreements are not subject to these restrictions).

o No fund will underwrite or participate in the underwriting of securities of other issuers.

o No fund will purchase or sell real estate, commodities, or commodity contracts.

o No fund will make loans, except through the purchase of publicly distributed debt securities in accordance with each fund's investment policies. Investments in repurchase agreements shall not be considered a loan for purposes of this restriction.

RESTRICTIONS APPLICABLE TO CERTAIN FUNDS:

The GROWTH FUND will not:

o    Invest more than 5% of its assets in the securities of any one issuer.

o Purchase or hold as much as 10% of any class of outstanding equity securities or as much as 10% of the outstanding voting securities of any one issuer.

o Concentrate the investments of more than 25% of the total value of its assets in any single industry.

The ASSET ALLOCATION FUND, the SHORT-TERM GOVERNMENT BOND FUND and the LONG-TERM BOND FUND each will not:

o With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer.

o Purchase or hold as much as 10% of any class of outstanding equity securities or as much as 10% of the outstanding voting securities of any one issuer.

o Concentrate the investments of more than 25% of the total value of its assets in any single industry.

The TAX EXEMPT BOND FUND will not:

o With respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer. The term "issuer" as used by this fund will mean any one state municipality, agency, authority, instrumentality or other entity which is directly responsible for the payment of debt service on its outstanding obligations.

o With respect to non-municipal bond investments, concentrate investments of more than 25% of the total value of its assets in any single industry, except that there is no limitation with regard to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The MONEY MARKET FUND will not:

o Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in non-negotiable certificates of deposit. [However, as described in "Description of Investments and Risks" above, under normal circumstances, the fund will not invest in repurchase agreements maturing in more than seven days and will not invest in illiquid, restricted securities (including non-negotiable certificates of deposit.]

o Invest more than 5% of its total assets in the securities of any one issuer.

o Concentrate the investments of more than 25% of the total value of its assets in any single industry.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
The following restrictions are imposed by the management of the funds, and may be modified by the Board of Directors of the funds without shareholder approval. All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental. In addition to other restrictions previously noted, each fund will not:

o    Invest in companies for purposes of exercising control or management.

o Buy from or sell portfolio securities to any of its officers, directors, employees, advisor or underwriter as principals except as otherwise approved by the Board of Directors and in accordance with Section 17 of the Investment Company Act of 1940.

o Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

o Purchase or retain securities of any company if persons affiliated with such fund or its advisor, as a group, beneficially own more than 1% of the securities of such a company.

o In any case, borrow money in an amount which exceeds 5% of the value of its total assets and will not purchase securities at any time a loan to such fund is outstanding (investment in repurchase agreements will not be considered to be loans for purposes of this restriction).

INVESTMENT COMPANY ACT RESTRICTIONS

The following restrictions are imposed by the Investment Company Act of 1940. Each fund will not:

o Purchase or acquire securities of another investment company except by purchase on the open market at regular brokerage rates (other than when such purchase or acquisition is part of a plan of merger or consolidation)if immediately after such purchase or acquisition, such fund would own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of such fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of such fund's total assets.

Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and results therefrom.

                               PORTFOLIO TURNOVER

The table below indicates each fund's portfolio turnover (with the exception of the MONEY MARKET FUND) for the three most recently completed fiscal years. The funds do not anticipate significant variations in portfolio turnover for the fiscal year end June 30, 2001.

FUND NAME                         FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                 ENDED 6/30/98    ENDED 6/30/99   ENDED 6/30/00
GROWTH FUND                          33.06%           31.88%          30.82%
ASSET ALLOCATION FUND                20.07%           33.91%          25.85%
TAX EXEMPT BOND FUND                 24.83%           39.85%          16.76%
SHORT-TERM GOVERNMENT BOND FUND       1.54%           29.24%           7.95%
LONG-TERM BOND FUND                  25.11%           29.19%          42.62%

A portfolio turnover of 100% indicates that the equivalent of all of the fund's assets have been sold and reinvested in a year. The amount of brokerage commissions will tend to increase as the level of portfolio activity increases. High portfolio turnover may result in the realization of substantial net capital gains or losses.



                             MANAGEMENT OF THE FUNDS

THE BOARD OF DIRECTORS
The operations of each fund are under the direction of a Board of Directors who have been elected by the shareholders of each fund. The Board establishes each fund's policies and oversees and reviews the management of each fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the funds. To assist the directors and officers in carrying out their duties and responsibilities, the funds have employed Country

Trust Bank as their investment advisor. The Board reviews the various services provided by the advisor to ensure that each fund's general investment policies and programs are being carried out and administrative services are being provided to the funds in a satisfactory manner.

The directors and executive officers of the funds and their principal occupations during the past five years are set forth below. An asterisk indicates a director who may be deemed to be an "interested person" (as that term is defined in the Investment Company Act of 1940) of the funds. All directors classified by the funds as "interested directors" also serve as directors of Illinois Agricultural Association ("IAA"), Illinois Agricultural Holding Co. ("IAHC"), Country Life Insurance Company ("CLIC"), Country Mutual Insurance Company ("CMIC") and Country Trust Bank ("CTB"). IAHC owns 99.9% of the outstanding stock of CLIC. CLIC owns 95% of the outstanding stock of CTB. Ronald R. Warfield serves as director and as President of CLIC, CTB, IAHC and IAA.

                           POSITIONS HELD
NAME AND AGE               WITH THE FUNDS    PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Ronald R. Warfield * (56)  Director and      Director and President:  Illinois
                           President since   Agricultural Association, Illinois
                           1994              Agricultural Holding Co., CC
                                             Services, Inc. (3), Country Capital Management
                                             Company, Country Casualty Insurance Company,
                                             Country Investors Life Assurance Company,
                                             Country Life Insurance Company, Country Mutual
                                             Insurance Company, and Country Preferred
                                             Insurance Company, 1993 to date; Country
                                             Medical Plans, Inc., 1996 to date;
                                             Director:  AgriVisor Services, Inc. and
                                             Country Trust Bank, 1993 to date;
                                             Coordinating Committee Member of GROWMARK,
                                             Inc. and Chairman, Board of Trustees, IAA
                                             Foundation (2), 1993 to date; President:
                                             AgriVisor Services, Inc., and Country Trust
                                             Bank, and Illinois Agricultural Service
                                             Company, 1994 to date; Chairman of the
                                             Board: Country Capital Management Company,
                                             Director: Illinois Agricultural Service Company,
                                             1994 to date; Director: American Farm Bureau
                                             Federation and certain of its affiliated companies,
                                             1996 to date. Member of the USDA National
                                             Agricultural Research, Extension, Education &
                                             Economics Advisory Board, 1996 to date. Director:
                                             IAA Communications Company, 1993-96; President, IAA
                                             Communications Company 1994-96. Farmer.

Herbert G. Allen(70)  Director since 1987    Farmer

Charlot R. Cole(59)   Director since 1996    Property Developer, 1979 to date; Member
                                             Macoupin-Greene County Cooperation
                                             Extension Council (formerly Macoupin County
                                             Cooperative Extension Council), 1992 to
                                             date and President, 1995 to date;
                                             Secretary/Treasurer, Cole Farms,Inc., 1993
                                             to date.  Farmer.

Nancy J. Erickson(43) Director since 1995    President of McHatton Farm Management,
                                             Inc., 1981 to date. Farmer.

Ailene Miller (74)    Director since 1991    McLean County (Illinois) Board Member, 1986
                                             to date; Member of IAA Foundation Trustee
                                             Emeritus, 1988 to date.

Wendell L. Shauman * (55) Director           Director: Illinois  Agricultural
                         since 1999          Association, Illinois Agricultural Holding
                                             Co., CC Services, Inc., Country Casualty
                                             Insurance Company, Country Investors Life Assurance
                                             Company, Country Life Insurance Company, Country Mutual
                                             Insurance Company, and Country Preferred
                                             Insurance Company, 1992 to date; Country Medical
                                             Plans, Inc., 1996 to date; Country Trust Bank, 1998
                                             to date.

Robert L. Phelps * (48) Director since       Director: Country Trust Bank, IAA
                             1999            Foundation, 1999 to date, Director of NFA 1996 to
                                             1998; Member of Investment Committee for
                                             Country Casualty Insurance Company, Country Investors
                                             Life Assurance Company, Country Life Insurance
                                             Company, Country Preferred Insurance Company;
                                             Member of finance Committee for CC Services, Inc.,
                                             Country Medical Plans, Inc. 1996-1997; Director of
                                             Interstate Producers Livestock Association 1993
                                             to 1997.; President Shirland School District
                                             134 Board of Education 1989 to 1997.

Bruce D. Finks (47)   Vice President         Vice President - Investments, Country Trust
                         since 1996          Bank, 1995 to date and Director of
                                             Investments, 1995 to date; Head of
                                             the committee of portfolio managers
                                             of the Growth Fund, 1998 to 2000; Primary
                                             portfolio manager of the Growth Fund
                                             from 1994 to 1996.

Richard M. Miller(62) Vice President         Senior Vice President and Senior Trust
                         since 1992          Officer: Country Trust Bank, 1991 to date (prior
                                             thereto Senior Vice President and Trust Officer).

Duane L. Miller (63)  Vice President         President, Director and Chairman of the
                         since 1998          Board of Directors: Middlesex Mutual
                                             Assurance Company and Midfield Corporation,
                                             1998 to date. Chief Executive Officer
                                             (Executive Vice President and CEO, 1996 to
                                             1998): Country Medical Plans, Inc., 1998 to date.
                                             Chief Executive Officer (Executive Vice President &
                                             CEO, 1994 to 1998): CC Services, Inc., Country
                                             Casualty Insurance Company, Country Investors Life
                                             Assurance Company. Country Life Insurance Company,
                                             Country Mutual Insurance Company,
                                             and Country Preferred Insurance Company, 1998 to date.
                                             Chief Executive Officer: Country Trust Bank, 1997
                                             to date. Chief Executive  Officer (Executive Vice
                                             President, 1982 to 1994 and Director, 1972 to 1982):
                                             Country Capital Management Company, 1994 to
                                             date.

Robert W. Rush, Jr.(55) Vice President       Executive Vice President & Trust Officer:
                          Since 1999         Country Trust Bank, 1999 to date: Chairman,
                                             President & CEO: Bank One Illinois, 1972
                                             to 1999.

David A. Magers(45)     Treasurer since      Controller: Illinois Agricultural
                           1999              Association, Illinois Agricultural Holding
                                             Co., and Illinois Agricultural Service
                                             Company, 1988 to date.  AgriVisor Services,
                                             Inc., 1994 to date; Assistant Secretary and
                                             Director: Illinois Agricultural Service
                                             Company, 1998 to date. Vice President-
                                             Finance & Treasurer: Illinois Agricultural
                                             Association, AgriVisor Services, Inc., CC
                                             Services, Inc., Country Capital Management
                                             Company, County Casualty Insurance Company,
                                             Country Investors Life Assurance Company,
                                             Country Life Insurance Company. Country
                                             Medical Plans, Inc. Country Mutual
                                             Insurance Company, and Country Preferred
                                             Insurance Company, 1998 to date. Assistant
                                             Treasurer: Association of Farm Bureaus in
                                             Illinois, The Association of Illinois
                                             Agricultural Associations, Middlesex Mutual
                                             Assurance Company, and Midfield
                                             Corporation, 1998 to date; Producers
                                             Alliance, Inc., 1999 to date.  Treasurer:
                                             Country Trust Bank, Illinois Agricultural
                                             Auditing Association, Illinois Agricultural
                                             Holding Co., Illinois Agricultural Service
                                             Company, and Mid-America Brokerage, Inc.
                                             (Oklahoma), 1998 to date.

Philip T. Nelson (43)      Vice President    Vice President - Country Trust Bank; Vice
                              since 1999     Chairman IAA Foundation 1999 to date; Member of
                                             Management Committee of Association of Illinois
                                             Agricultural Associations, Association of Farm
                                             Bureaus in Illinois, American Farm Bureau Insurance
                                             Services, Inc. 1999 to date; Chairman - AFBF Swine
                                             Advisory Committee 1997 to 1999; President -
                                             LaSalle County Farm Bureau 1993 to 1999.

Paul M. Harmon (58)     Secretary since      General Counsel: Illinois Agricultural
                            1995 and         General Association and affiliated companies, 1996
                                             Counsel since to date. Deputy General Counsel: Illinois 1996
                                             Agricultural Association and affiliated
                                             companies, 1991 to 1996. General Counsel;
                                             Country Capital Management Company, 1997 to
                                             date; Secretary: Country Capital Management
                                             Company, 1995 to date; General Counsel, Secretary
                                             and Director:  Middlesex Mutual Assurance Company
                                             and Midfield Corporation, 1998 to date. Secretary: Illinois
                                             Agricultural Association and affiliated
                                             companies, 1998 to date; Assistant Secretary:
                                             Interstate Producers Livestock Association, 1998
                                             to date; and Director: Illinois Agricultural Service
                                             Company, 1997 to date.

Richard F. Day (60)     Controller since     Controller, Country Trust Bank, 1974 to
                             1992            date.


(1) Country Taxable Fixed Income Series Fund, Inc. was formerly IAA Trust Taxable Fixed Income Series Fund, Inc. and IAA Trust Money Market Fund, Inc.
(2) The mailing address for all officers and directors of the funds is c/o Country Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702.
(3) CC Services, Inc. was organized to provide insurance brokerage, administrative, marketing and other services to the insurance companies affiliated with the Illinois Agricultural Association.

       The directors of the funds receive a directors' fee of $200 from the GROWTH FUND and $50 from each of the ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, MONEY MARKET FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND. This fee is paid for each day or a portion thereof spent in a meeting or meetings of the Board of Directors or while engaged in special work authorized by the President of the funds or the Board of Directors. The directors may also be reimbursed for travel expenses for each meeting of the Board of Directors attended, and while engaged in special work authorized by the President of the funds or by the Board of Directors. Directors and officers receive no other compensation from the funds for their services. The funds do not provide any pension or retirement benefits for the directors. During the fiscal year ended June 30, 2000, the aggregate amount of fees and expenses paid to directors and officers was $9,657.

        Ms. Miller and Messrs. Warfield and Allen serve as members of the Executive Committee. Mr. Warfield is Chairman of the Executive Committee. Ms. Cole, Erickson and Miller and Mr. Allen are members of the Nominating Committee.

        The following table provides information regarding the compensation paid by the funds to the directors for their services during the fiscal year ended June 30, 2000.

                                       TOTAL COMPENSATION FROM
NAME                          FUNDS AND FUND COMPLEX PAID TO DIRECTORS
----------------------------------------------------------------------
     Ronald R. Warfield                                       $    0
     Herbert G. Allen                                         $1,400
     Charlot R. Cole                                          $1,400
     Nancy J. Erickson                                        $1,050
     William E. Klein, Sr.                                    $1,400
     Aileen Miller                                            $1,400
     Rollie D. Moore                                          $1,400

The funds and their Investment Advisor and Principal Underwriter have adopted Codes of Ethics. These Codes of Ethics permit personnel to invest in securities for their our accounts. The codes are on public file with, and are available from, the SEC.

                                 CONTROL PERSONS

                       AND PRINCIPAL HOLDERS OF SECURITIES

Ownership of 25% or more of a voting security is deemed "control" as defined in the Investment Company Act of 1940. So long as 25% of a fund is so owned, such owners will be presumed to be in control of such fund for purposes of voting on certain matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of a fund's outstanding voting securities.

CONTROL PERSONS
As of September 30, 2000, Country Trust Bank owned of record the following shares (and corresponding percentage) of the issued and outstanding capital stock of each fund:

      FUND NAME                         NUMBER OF SHARES          PERCENTAGE
      GROWTH FUND                          4,381,718                55.00%
      ASSET ALLOCATION FUND                1,171,178                 8.00%
      TAX EXEMPT BOND FUND                   139,033                 7.44%
      MONEY MARKET FUND                   54,931,197                89.17%
      SHORT-TERM GOVERNMENT BOND FUND      2,598,898                93.40%
      LONG-TERM BOND FUND                  4,023,246                97.30%

Country Trust Bank's address is 808 IAA Drive, Bloomington, Illinois. Country Trust Bank is organized as a federal thrift. Country Life Insurance Companies owns 95% of the outstanding voting securities of Country Trust Bank.

PRINCIPAL HOLDERS
As of September 30, 2000, Country Life Insurance Company owned 411,555 shares or 5.17% of the outstanding shares of the GROWTH FUND, and 149,456 shares or 5.37% of the outstanding shares of the SHORT-TERM GOVERNMENT BOND FUND.

As of September 30, 2000, Country Mutual Insurance Company owned 232,558 shares or 12.45% of the outstanding shares of the TAX EXEMPT BOND FUND.

Substantially all of the issued and outstanding voting securities of Country Life Insurance Company are owned by Illinois Agricultural Holding Co. and approximately 98% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association. Each of these companies is incorporated in Illinois. The home office address for Illinois Agricultural Holding Co., Illinois Agricultural Association and Country Life Insurance Company is 1701 Towanda Avenue, Bloomington, Illinois.

MANAGEMENT OWNERSHIP
As of September 30, 2000, the officers and directors of the funds as a group owned less than 1% of the issued and outstanding capital stock of any fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISOR

The funds' investment advisor is Country Trust Bank. The funds and the advisor have entered into investment advisory agreements with respect to each fund which are renewable annually by the Board of Directors or by votes of a majority of each fund's outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each fund's directors who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board of Directors of a fund, by votes of the shareholders or by the advisor upon sixty days written notice. The agreements terminate automatically if assigned.

For providing investment advisory services and assuming certain fund expenses, each fund pays the advisor annual fees that are based on each fund's average daily net assets. Such fees are computed on a daily basis and paid monthly. The table below lists these annual fees as well as the total dollar amounts that each fund paid the advisor for the last three fiscal years.

                                                    FEES PAID
                                ADVISORY      YEAR END      YEAR END    YEAR END
FUND NAME                         FEE          6/30/98      6/30/99     6/30/00
-------------------------------------------------------------------------------
GROWTH FUND                       0.75%    $ 1,154,966   $1,187,306   $1,378,720
ASSET ALLOCATION FUND             0.75%    $   123,435   $  156,476   $  177,156
TAX EXEMPT BOND FUND              0.50%    $    89,775   $   88,113   $   82,863
MONEY MARKET FUND                 0.50%    $   292,932   $  306,970   $  318,928
SHORT-TERM GOVERNMENT BOND FUND   0.50%    $   133,520   $  144,676*  $  146,094
LONG-TERM BOND FUND               0.75%    $   275,862   $  296,621*  $  302,858


* For the period ended 6/30/98, the Advisor voluntarily waived fees and reimbursed expenses for the SHORT- TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND totaling $10,437 and $75,493, respectively. For the period ended, 6/30/99, the SHORT-TERM GOVERNMENT BOND FUND and
LONG-TERM BOND FUND waived advisory fees and reimbursed expenses totaling $3,969 and $77,861, respectively. For the period ended, 6/30/00, the TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND waived advisory fees and reimbursed expenses totaling $7,420, $11,327 and $91,610, respectively.

CONTROLLING SHAREHOLDERS

Country Life Insurance Company owns 95% of the outstanding voting securities of Country Trust Bank, the investment advisor for the funds. Illinois Agricultural Holding Co. owns 99.99% of issued and outstanding stock of Country Life Insurance Company. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association, an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.

FUND OFFICERS AFFILIATED WITH ADVISOR

The following persons who are officers and/or directors of the funds also hold positions with the advisor as indicated: Ronald R. Warfield, Director and President; Duane L. Miller, Chief Executive Officer; Bruce D. Finks, Vice President - Investments; Richard M. Miller, Senior Vice President and Senior Trust Officer; Philip T. Nelson, Director and Vice President; Paul M. Harmon, Secretary and General Counsel; David A. Magers, Vice President - Treasurer; Richard F. Day, Controller; Robert W. Rush Jr., Executive Vice President; Wendell L. Shauman, Director, Robert L. Phelps, Director.

THE DISTRIBUTOR

Provident Distributors, Inc. "Provident", P. O. Box 61503, King of Prussia, PA 19406-0903 was the primary and exclusive distributor of the funds' shares, pursuant to Underwriting Agreements with each fund. Effective September 1, 2000, Provident was replaced by Quasar Distributors, LLC "Quasar", located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. Quasar serves as principal underwriter and national distributor for the shares of the funds pursuant to a Distribution Agreement with the funds dated September 1, 2000 (the "Distribution Agreement"). Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor as agent in connection with the distribution of fund shares, will use its best efforts to distribute the Funds' shares.

RULE 12b-1 PLANS

The shareholders of the GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND, and LONG-TERM BOND FUND have adopted respective Plans of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. All payments made pursuant to the plans shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a distribution agreement with the distributor.

The plans are considered reimbursement plans because the funds reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of each fund's average daily net assets. Because the funds reimburse the distributor only for actual expenditures, the distributor realizes no profit from the plans. The plans may be terminated at any time and the funds shall have no liability for expenses that were not reimbursed as of the date of termination. The funds do not participate in any joint distribution activities and fees paid under the plans may not be used to finance the distribution of the shares of another fund. Any unreimbursed expenses incurred under the plans will not be carried over to future years.

Provident was reimbursed $136,057 by the GROWTH FUND during the fiscal year ended June 30, 2000, pursuant to its Plan. The principal types of activities for which payments were made include: $109,383 compensation to dealers, $5,279 compensation to distributor, and $21,395 printing costs.

Provident was reimbursed $12,053 by the ASSET ALLOCATION FUND during the fiscal year ended June 30, 2000, pursuant to its Plan. The principal types of activities for which payments were made include: $6,897 compensation to dealers, $1,133 compensation to distributor, and $4,023 printing costs.

Provident was reimbursed $17,525 by the TAX EXEMPT BOND FUND during the fiscal year ended June 30, 2000, pursuant to its Plan. The principal types of activities for which payments were made include: $13,776 compensation to dealers, $824 compensation to distributor, and $2,925 printing costs.

Provident was reimbursed $3,912 by the SHORT-TERM GOVERNMENT BOND FUND during the fiscal year ended June 30, 2000, pursuant to its Plan. The principal types of activities for which payments were made include: $256 compensation to dealers, $662 compensation to distributor, and $2,994 printing costs.

Provident was reimbursed $3,829 by the LONG-TERM BOND FUND during the fiscal year ended June 30, 2000, pursuant to its Plan. The principal types of activities for which payments were made include: $456 compensation to dealers, $456 compensation to distributor, and $2,917 printing costs.

EXPENSES

Each fund pays all expenses not assumed by Country Trust Bank, including, but are not limited to: directors' fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the funds' administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of fund shares and payments under its respective distribution plans.

OTHER SERVICE PROVIDERS

THE TRANSFER AGENT

PFPC Inc. provided transfer agency and dividend disbursing agent services for the funds. As part of these services, PFPC Inc. maintained records pertaining to the sale, redemption, and transfer of fund shares and distributed each fund's cash dividends to shareholders. For such services, each fund paid PFPC Inc. fees which management believed were comparable to fees charged by others who perform such transfer agency services. On July 17, 2000, Country Trust Bank agreed to change the transfer agency and dividend disbursing agency services provider to Firstar Mutual Fund Services, LLC effective October 9, 2000. Under the new agreement, Firstar Mutual Fund Services will provide transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees. Management believes that the fees for these services are comparable to those charged by others who perform such accounting services.

The GROWTH FUND paid transfer agent fees totaling $75,623, $71,863, and $108,884 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000. The ASSET ALLOCATION FUND paid transfer agent fees totaling $9,262, $9,800, and $10,935 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000. The TAX EXEMPT BOND FUND paid transfer agent fees totaling $13,418, $11,983, and $13,927 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000. The MONEY MARKET FUND paid transfer agent fees totaling $39,680, $38,008, and $48,700 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000. The SHORT-TERM GOVERNMENT BOND FUND, paid transfer agent fees totaling $24,899, $25,047, and $24,581 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000. The LONG-TERM BOND FUND, paid transfer agent fees totaling $24,899, $25,047, and $24,591 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000.

ACCOUNTING SERVICES

The funds had entered into Accounting Services Agreements with PFPC Inc. These agreements required PFPC to calculate each fund's net asset value in accordance with the provisions of the funds' current Prospectus and to prepare for fund approval and use various government reports, tax returns, and proxy materials. Each fund paid a minimum fee of $25,000 for these services and additional fees based on declining percentages of their respective average net assets in excess of $10,000,000. On July 17, 2000, Country Trust Bank agreed to change the funds'

accounting services provider to Firstar Mutual Fund Services, LLC effective September 1, 2000. Under the new agreement, Firstar Mutual Fund Services will provide accounting services for an annual fee, which management believes is comparable to those charged by others who perform such accounting services.

The GROWTH FUND paid accounting fees of $61,098, $64,830, and $71,547 respectively, for the fiscal years ended June 30, 1998, 1999, and 2000. The ASSET ALLOCATION FUND paid accounting fees of $32,512, $31,494, and $30,874 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000. The TAX EXEMPT BOND FUND paid accounting fees of $32,993,$30,358, and $31,026 respectively for the fiscal years ended June 30, 1998, 1999 and 2000. The MONEY MARKET FUND paid accounting fees of $43,806, $44,561, and $47,534 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000. The SHORT-TERM GOVERNMENT BOND FUND, paid transfer agent fees totaling $31,135, $32,573, and $32,773 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000. The LONG-TERM BOND FUND, paid transfer agent fees totaling $34,873, $36,819, and $37,184 respectively, for the fiscal years ended June 30, 1998, 1999 and 2000.

ADMINISTRATIVE SERVICES

The funds had entered into Administration Agreements with PFPC Inc. These Agreements provided that the Administrator should provide all administrative services to each fund other than those relating to the investment portfolio of the funds, the distribution of the funds and the maintenance of each fund's financial records. The fees for these services were based on declining percentages of each fund's average net assets beginning at .0015% of the first $50,000,000 of average net assets, .0010% on the next $50,000,000 of average net assets, and .0005% over $100,000,000 of average net assets. The funds were, however, required to pay minimum annual administrative fees. The minimum annual fee for the GROWTH FUND was $50,000. The minimum annual administrative fee for each of the ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, MONEY MARKET FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND was $10,000. On July 17, 2000, Country Trust Bank agreed to change the funds' administrative services provider to Firstar Mutual Fund Services, LLC effective September 1, 2000. Under the new agreement, Firstar Mutual Fund Services will provide administration services for an annual fee, which is comparable to those charged by others who perform such accounting services.

For the fiscal year ended June 30, 1999, the GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, MONEY MARKET FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND paid fees of $122,662, $15,314, $13,857, $46,738, $21,238, and $28,843, respectively, for administrative services. For the fiscal year ended June 30, 2000, the GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, MONEY MARKET FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND paid fees of $138,769, $17,363, $12,969, $48,612,
$20,922, and $28,707, respectively, for administrative services.

THE CUSTODIAN

Country Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702, serves as custodian for the funds. Country Trust Bank is an affiliated person of the funds. As custodian, Country Trust Bank is responsible for, among other things, safeguarding and controlling each fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each fund's investments. None of the directors, officers or other employees of the funds ever have personal possession of any fund's investments. These services do not include any managerial or policy making functions of the funds. The funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian is voluntarily waiving the receipt of any fees for custodial services.

INDEPENDENT ACCOUNTANTS

The accounting firm of PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wiisconsin, 53202, has been designated as independent accountants for each fund. PricewaterhouseCoopers LLP performs annual audits of each fund and is periodically called upon to provide accounting and tax advice.

                                    BROKERAGE

THE GROWTH FUND AND THE ASSET ALLOCATION FUND:
These funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each fund, through Country Trust Bank, the investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each fund through its investment advisor maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

A fund may, subject to the primary brokerage allocation criterion that a fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment advisor. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

The primary brokerage allocation criterion of the funds is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the fund or its investment advisor. Research information obtained from brokers and dealers while servicing the fund may be used by Country Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by Country Trust Bank in servicing the fund. Further, not all research information obtained from brokers and dealers while serving the fund may be used by the fund.

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

During the fiscal years ended June 30, 1998, 1999 and 2000, brokerage commissions paid by the GROWTH FUND totaled, $128,562, $152,131, and $139,834 respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the fund's shares; such sales were made by Provident Distributors, Inc. and Country Capital Management Company through their own representatives.

During the fiscal years ended June 30, 1998, 1999 and 2000, brokerage commissions paid by the ASSET ALLOCATION FUND totaled,$6,708, $15,497, and $10,345 respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the fund's shares; such sales were made by Provident Distributors, Inc. and Country Capital Management Company through their own representatives.

There may be occasions when portfolio transactions for these funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by Country Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of Country Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND, and LONG-TERM BOND FUND:
The TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND seek to effect their transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal, so that they can obtain reasonable execution at the most favorable prices. Accordingly, a fund, through Country Trust Bank, its investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, a fund maintains through its investment advisor an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

The primary brokerage allocation criterion of the TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the investment advisor of the fund. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

It is the opinion of the investment advisor, that the furnishing of research, statistical, and other financial information to a fund, or the fund's investment advisor, by brokers and dealers, will not materially reduce the cost to the investment advisor of fulfilling the terms of its advisory contract with the fund because the investment advisor must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing a fund may be used by Country Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by Country Trust Bank in servicing each fund. Further, not all research information obtained from brokers and dealers while serving the funds may be used by a fund.

During the fiscal years ended 1998, 1999 and 2000, all transactions for the TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND, and LONG-TERM BOND FUND were placed with a principal market dealer. No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.

No brokerage transactions are allocated to brokers or dealers for the sale of a fund's shares; such sales are made by Quasar Distributors, LLC and Country Capital Management Company through their own representatives.

There may be occasions when portfolio transactions for the funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by Country Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of Country Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

MONEY MARKET FUND:
The MONEY MARKET FUND, acting on recommendations received from its investment advisor, Country Trust Bank, expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually, no brokerage commissions will be paid on such purchases. Purchases from underwriters of portfolio securities will include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for money market instruments may include the spread between the bid and asked price.

The primary consideration in the allocation of portfolio transactions will be prompt and effective execution of orders at the most favorable price. If two or more brokers or dealers meet this criterion, the fund may, although there is no undertaking or agreement with any broker or dealer to do so or any specific internal allocation procedure, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment advisor. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities. Such information is of the kind generally supplied by broker-dealers to their customers without obligation. This information may be used by Country Trust Bank to supplement its own research and analysis. Although it is not possible to place a dollar value on this information, it is the opinion of Country Trust Bank that the receipt and study of such information does not reduce its expenses. Research information obtained from brokers and dealers while servicing the fund may be used by Country Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by Country Trust Bank in servicing the fund. Further, not all research information obtained from brokers and dealers while servicing the fund may be used by the fund.

During the fiscal years ended June 30, 1998, 1999 and 2000, the MONEY MARKET FUND incurred no brokerage commissions.

There may be occasions when portfolio transactions for this fund are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by Country Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of Country Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

ALL FUNDS:
Country Trust Bank has an arrangement with Lipper Analytical Securities Corporation whereby Country Trust Bank receives specific research products known as Lipper-Mutual Fund Performance Analysis (Weekly) in exchange for placing an agreed-upon amount of trades on behalf of privately managed accounts and the Funds. If Country Trust Bank does not place all of the agreed-upon amount of trades, any remaining amounts will be carried forward to future years.

CAPITAL STOCK

There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights with respect to the shares of any of the funds. Each of the fund's shares has equal voting rights. Each issued and outstanding share of each fund is entitled to participate equally in dividends and distributions declared by such fund and in net assets of such fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

All issued and outstanding shares of each fund will be fully paid and non-assessable and will be redeemable at the net asset value per share. The interests of shareholders in the funds will not, unless specifically requested in writing by a shareholder, be evidenced by a certificate or certificates representing shares of a fund.

The authorized capitalizations of the GROWTH FUND, the ASSET ALLOCATION FUND, and the TAX EXEMPT BOND FUND consist of 10,000,000 shares for each of these funds, each fund having a par value of $1.00 per share.

The authorized capitalization of the TAXABLE FIXED INCOME SERIES FUND consists of 250,000,000 shares with a par value of $0.10 per share. Of this amount, 100,000,000 shares are designated to the MONEY MARKET FUND, 50,000,000 shares are designated to the SHORT-TERM GOVERNMENT BOND FUND, and 25,000,000 shares are designated to the LONG-TERM BOND FUND. The remaining 75,000,000 shares are undesignated.

The Board of Directors has authority, without the necessity of a shareholder vote, to create any number of new series or classes. The directors have authorized one class of share to be issued.

PURCHASES, REDEMPTIONS, AND PRICING OF SHARES

NET ASSET VALUE

Shares of each fund are purchased at net asset value. The net asset value per share of each fund is calculated by adding the value of securities and other assets of that fund, subtracting liabilities and dividing by the number of its outstanding shares. Each fund's share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 4:00 p.m. Eastern Time. The MONEY MARKET FUND may calculate its net asset value more than once a day if deemed desirable.

VALUATION OF THE MONEY MARKET FUND

All securities of the MONEY MARKET FUND will be valued by using the amortized cost method, which involves valuing a security at its costs on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a fund would receive if it sold the instrument.

The use by the MONEY MARKET FUND of amortized cost and the maintenance by this fund of a net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the Investment Company Act of 1940, provided that certain conditions are met. The regulations also require the directors to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for this fund. Such procedures include the determination of the extent of deviation, if any, of the fund's current net asset value per share calculated using available market quotations from the fund's amortized cost price per share.

VALUATION OF ALL OTHER FUNDS

For all other funds, securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Directors.

REDEMPTIONS IN KIND

The funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the Investment Company Act of 1940, the funds may limit the amount of redemption proceeds paid in cash. The funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.

REDEMPTIONS

Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a fund: (a) may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

EXCHANGE OF SHARES

An exchange is effected by redemption of shares of one fund and the issuance of shares of the other fund selected, and only after delivery of the current Prospectus. With respect to an exchange among the GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. With respect to the MONEY MARKET FUND, assuming such fund maintains its share value at $1.00 per share, an exchange of this fund's shares for shares of another Country Mutual Fund should not create a Federal income tax incident, except for the establishment of a new holding period. The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days' prior notice.

TELEPHONE INSTRUCTIONS

Neither the funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the funds will use such procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with Firstar Mutual Fund Services, LLC will be recorded.

RETIREMENT PLANS

Country Trust Bank sponsors a prototype Defined Contribution Plan which has been approved by the Internal Revenue Service and which meets the requirement of the Tax Reform Act of 1986, as amended. This Plan can invest in shares of all funds except the TAX EXEMPT BOND FUND.

For individuals eligible to establish an Individual Retirement Account ("IRA"), Country Trust Bank sponsors a prototype "traditional" IRA which has been approved by the Internal Revenue Service. An individual may be able to deduct contributions made to such a Plan. The deductibility of contributions to an IRA by taxpayers who are participants in an employer's retirement plan is determined by the amount of taxpayer's adjusted gross income. "Rollover contributions" from certain other tax-qualified plans may also be made to this Plan. Possible penalties may be imposed for excess IRA contributions, premature withdrawals or insufficient distributions after age 70 1/2.

An investor considering either the Defined Contribution Plan or the "traditional" IRA , along with the two new types of IRAs which were created by the Taxpayers Relief Act of 1997 as described in the Prospectus, should consult with his or her attorney or tax advisor with respect to Plan requirements and tax implications. Other information relating to eligibility and service fees may be obtained by reading the prototype Plans and, in the case of IRAs, by reading the disclosure statement(s) which the IRS requires to be furnished to individuals who are considering the adoption of an IRA.

For more information, contact Country Trust Bank, 808 IAA Drive, Bloomington, Illinois 61702 or call toll-free (800) 422-8261.

AUTOMATIC INVESTING

A shareholder may authorize automatic investing through automatic withdrawals from his/her bank accounts on a regular basis.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders who purchase or already own $5,000 or more of any fund's shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application. If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. While no particular withdrawal amount is necessarily recommended, the minimum is $25. The amount of payment may be changed at any time. Dividends and capital gains distributions on a fund's shares in the Plan are automatically reinvested in additional shares at net asset value. All certificates for shares deposited under this Plan must be surrendered and no certificates will be issued unless the Plan is terminated. Payments are made from the proceeds derived from the redemption of fund shares owned by the planholder. With respect to GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, SHORT-TERM GOVERNMENT BOND FUND and LONG-TERM BOND FUND, each redemption of shares may result in a gain or loss which is reportable by the investor on their income tax return.

Redemptions required for payments may reduce or use up the planholder's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment. Additional purchases may be made under the Systematic Withdrawal Plan in amounts of $5,000 or more.

Firstar Mutual Fund Services, LLC, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the funds. No such charge is currently assessed, but such a charge may be instituted by Firstar Mutual Fund Services, LLC upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the funds, or by Firstar Mutual Fund Services, LLC.

CHECKWRITING PRIVILEGE TERMS (MONEY MARKET FUND):

Persons electing checkwriting automatically authorize the bank to honor checks drawn by them on the bank and appoint Firstar Mutual Fund Services, LLC, the fund's transfer agent, as their agent to redeem a sufficient number of shares of the Money Market Fund shares to pay such checks. They also automatically agree:

(1) The owners or owners who signs the check will sign their name exactly as it appears on the application or the check will not be honored; (2) This privilege is subject to the fund and the bank's rules and regulations and applicable government regulations as amended from time to time; (3) The bank may refuse to honor checks and the fund may refuse to effect redemptions to pay checks whenever the right of redemption has been suspended or postponed;
(4) To examine confirmations and to notify the fund, within thirty days after mailing to the owner(s), of any error in the confirmations and that failure to do so shall preclude any claim against the fund, the distributor, the bank, Firstar Mutual Fund Services, LLC, and each of their representatives and agents by reason of such failure; (5) This privilege may be modified or terminated by any owner by serving written notice to the fund, and the fund may modify or terminate it by serving written notice to the owner(s) thirty days in advance thereof. This feature is not available if a part owner is under age 14. When one of its joint tenants is age 14 to 17, both tenants must sign drafts.

INTEGRATED VOICE RESPONSE (IVR) SYSTEM

Shareholders in the funds can obtain toll-free access to account information, as well as certain transactions, by calling (800) 245-2100. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.

                              TAXATION OF THE FUNDS

Each fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of fund distributions (as a percentage of both the fund's overall income and, in the case of the TAX EXEMPT BOND FUND, its tax-exempt income), and the composition of the fund's portfolio assets. Because each fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the funds will be required to pay any federal income or exise taxes. If a fund failed to qualify, it would be required to pay such taxes.

                            UNDERWRITER COMPENSATION

Shares of the funds are continuously offered to the public through the distributor. Out of commissions to be received, Provident had agreed to pay all expenses incident to the distribution of shares. If commissions were not sufficient to pay these expenses, Provident would look to the funds' investment advisor for reimbursement. For the fiscal year ended June 30, 2000, Provident received no underwriting fees. Pursuant to the distribution agreement with Quasar, the fees payable by the Fund under the agreement shall not exceed what is available for payment under the 12b-1 plan. Any fees or expenses incurred by Quasar but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the advisor.

                         CALCULATION OF PERFORMANCE DATA

From time to time, the funds advertise their various respective performance measures, such as: 7- or 30-day yield; tax-equivalent yield; total percentage increase; and total return. Performance will vary and the results shown herein and in the funds' Prospectus are historical information and will not be representative of future results. Factors affecting the Funds' performance include general market conditions, operating expenses, and portfolio management. No adjustment has been made for taxes payable on dividends and distributions.

TOTAL PERCENTAGE INCREASE

Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

AVERAGE ANNUAL TOTAL RETURN

The GROWTH FUND, ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, LONG-TERM BOND FUND and SHORT-TERM GOVERNMENT BOND FUND compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

       Average Annual Total Return = ( ERV/P ) RAISED TO THE 1/n POWER - 1

               Where:   ERV = ending redeemable value at the end of the
                              period covered by the computation of a
                              hypothetical $1,000 payment made at the beginning of the period.

                        P   = hypothetical initial payment of $1,000.

                        n   = period covered by the computation,
                              expressed in terms of years.

   The funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                     Aggregate Total Return = [ ERV - P ]/P

               Where:   ERV = ending redeemable value at the end of the period
                              covered by the computation of a hypothetical
                              $1,000 payment made at the beginning of the period.

                        P   = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the fund should not be used to compare an investment in a funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

30-DAY YIELD CALCULATIONS

The ASSET ALLOCATION FUND, TAX EXEMPT BOND FUND, LONG-TERM GOVERNMENT BOND FUND and SHORT-TERM BOND FUND calculate a 30-day yield by dividing the net investment income per share (as described below) earned by the fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. The result is then annualized on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                         YIELD = 2 [ ( a - b + 1) - 1 ]
                                      -------
                                       cd

               Where:   a   = dividends and interest earned during the period.

                        b   = expenses accrued for the period (net of
                              reimbursements).

                        c   = the average daily number of shares outstanding
                              during the period that were entitled to receive dividends.

                        d   = maximum offering price per share on the last day
                              of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the fund. Except as noted below, interest earned on any debt obligations held by a fund is calculated by computing the yield to maturity of each obligation held by that fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a fund to all shareholder accounts in proportion to the length of the base period and the fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

With respect to the TAX EXEMPT BOND FUND, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

With regard to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

TAX-EQUIVALENT YIELD CALCULATIONS

With respect to the TAX EXEMPT BOND FUND, the "tax-equivalent yield" of this fund is computed by: (a) dividing that portion of the fund's yield (calculated as above) that is tax-exempt by one minus a stated Federal income tax rate, and (b) adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.

The tax equivalent yield reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from the fund. Before investing in a tax-exempt fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 39.6%, the computation is:

5% Tax-Free Yield - (1/.396 Tax Rate) = 5%/.604% = 8.2781% Tax Equivalent Yield

In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 8.2781%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 8.2781%.

7-DAY YIELD CALCULATIONS

The MONEY MARKET FUND'S standard yield quotations as they appear in reports and other material distributed by the fund or by Country Capital Management Company are calculated by a standard method prescribed by rules of the Securities and Exchange Commission. The yield of this fund for a 7-day period (the "base period") will be computed by determining the net change in the value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent.

Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments.

The effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = [(base period return + 1) RAISED TO THE 365/7 POWER ]-1

GROWTH FUND:
This fund's net asset value and return will fluctuate. Please note the differences and similarities between the investments which the fund may purchase for its portfolio and the investments measured by the index which is described in the Prospectus. Please refer to the Prospectus for specific information.

ASSET ALLOCATION FUND:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2000 was 2.38%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.

TAX EXEMPT BOND FUND:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2000 was 4.06%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information. The above yield results in a tax-equivalent yield of 6.72% for the thirty days ended September 30, 2000.

MONEY MARKET FUND:
The yield and effective yield of this fund will vary in response to fluctuations in interest rates and in the expenses of the fund. For the seven days ended September 30, 2000 the fund's annualized standard (cash) yield was 5.86% and its annualized effective (compound) yield was 6.03%. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above.

SHORT-TERM GOVERNMENT BOND FUND:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2000 was 5.62%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.

LONG-TERM BOND FUND:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2000 was 6.30%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.

                              FINANCIAL STATEMENTS

REPORTS TO SHAREHOLDERS

Shareholders will receive unaudited semi-annual reports describing the funds' investment operations and annual financial statements audited by independent certified public accountants.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for each fund contained in the Annual Report to Shareholders dated June 30, 2000, are incorporated by reference into this Statement of Additional Information. The financial statements have been audited by PricewaterhouseCoopers LLP. Their report appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

               APPENDIX "A" -- DESCRIPTIONS OF SECURITIES RATINGS

COMMERCIAL PAPER RATINGS

     MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

          1.   Quality of management.
          2.   Industry strengths and risks.
          3.   Vulnerability to business cycles.
          4.   Competitive position.
          5.   Liquidity measurements.
          6.   Debt structures.
          7.   Operating trends and access to capital markets.

     Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

     STANDARD & POOR'S, A DIVISION OF MCGRAW-HILL COMPANIES, INC. ("S&P"):
"A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

          1.   Liquidity ratios are adequate to meet cash requirements.
          2.   Long-term senior debt is rated "A" or better.
          3. The issuer has access to at least two additional channels of borrowing.
          4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.
          5. Typically, the issuer is in a strong position in a well-established industry or industries.
          6.   The reliability and quality of management is unquestioned.

      Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

BOND RATINGS

S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

          i. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

          ii.  Nature of and provisions of the obligation;

          iii. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

   The four highest bond ratings of S&P and their meanings are:

"AAA" Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

"AA" Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A"   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

"BBB" Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS The letter "P" indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as "investment-grade" ratings) are generally regarded as eligible for bank investment.

MOODY'S.: The four highest ratings of Moody's and their meanings are:

"AAA" Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A"   Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"BAA" Bonds which are rated "Baa" are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


                       COUNTRY ASSET ALLOCATION FUND, INC.

                           PART C - OTHER INFORMATION

Item 23.          Exhibits:

         (a) Articles of Incorporation. Articles of Incorporation, dated March 20, 1978, are incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement filed electronically on October 28, 1996.

                    (i) Articles of Amendment of Articles of Incorporation dated September 25, 2000 is filed herewith.

         (b) By-Laws. By-Laws of Country Asset Allocation Fund, Inc. as amended November 23, 1992, are incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement filed electronically on October 28, 1996.

                    (i) Amendment to Investment By-Laws dated September 25, 2000 is filed herewith.

         (c) Instruments Defining Rights of Security Holders. Not applicable

         (d) Investment Advisory Contracts. Investment Advisory Agreement, dated April 26, 1993, is incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement filed electronically on October 28, 1996.

         (e) Underwriting Contracts. Distribution Agreement and Amendment are filed herewith.

         (f)      Bonus or Profit Sharing Contracts.  None.

         (g) Custodian Agreement. Custodian Agreement, effective March 31, 1992, is incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement filed electronically on October 28, 1996.

         (h)      Other Material Contracts.

                    (i) Transfer Agent Servicing Agreement and Amendment are filed herewith.

                    (ii) Administrationn Servicing Agreement and Amendment are filed herewith.

                    (iii) Accounting Servicing Agreement and Amendment are filed herewith.

         (i)      Legal Opinion. -- Not Applicable

         (j) Other Opinions. Consent of Independent Accountants is filed herewith.

         (k)      Omitted Financial Statements.  None

         (l)      Initial Capital Agreements.  None

         (m) Rule 12b-1 Plan. Amended 12b-1 Plan Agreement, effective September 28, 1998 is previously filed.

         (n)      Rule 18f-3 Plan.  None

         (o)      Reserved.

         (p)      Codes of Ethics.
                        (i) Code of Ethics for Country Mutual Funds is filed herewith.
                        (ii)  Code of Ethics for Country Trust Bank
                              is filed herewith.

Item 24.          Persons Controlled by or under Common Control with Registrant.

                     IAA Control Chart as of June 30, 2000.

                       *ILLINOIS AGRICULTURAL ASSOCIATION

      Illinois Agricultural Association and Affiliated Companies as of June 30, 2000

                           1.   Country Mutual Insurance Company
                           2.   Country Casualty Insurance Company
                           3.   Country Preferred Insurance Company
                           4.   Mid-America Brokerage, Inc. (Oklahoma)
                           5.   MSI Preferred Insurance Company
                           6.   MSI Preferred Services, Inc.
                           7.   Middlesex Mutual Assurance Company
                           8.   Holyoke Mutual Insurance Company in Salem
                           9.   Holoyoke Square, Inc.
                          10.   CC Services, Inc.
                          11.   Mid-America Services of Alaska, Inc.
                                Mid-America Services of Arizona, Inc.
                                Mid-America Services of Nevada, Inc.
                                Mid-America Services of Oregon, Inc.
                                Mid-America Services of Washington, Inc.
                          12.   Midfield Corporation
                          13.   Alliance Agency, Inc.
                          14.   Holyoke of Salem Insurance Agency, Inc.
                          15.   Illinois Agricultural Holding Co.
                          16.   Country Life Insurance Company
                          17.   Country Investors Life Assurance Company
                          18.   Country Medical Plans Inc.
                          19.   Country Capital Management Company
                          20.   Country Trust Bank
                          21.   Country Asset Allocation Fund, Inc.
                          22.   Country Growth Fund, Inc.
                          23.   Country Taxable Fixed Income Series Fund, Inc.
                          24.   Country Tax Exempt Bond Fund, Inc.
                          25.   AgriVisor Services, Inc.
                          26.   Illinois Agricultural Service Company
                          27.   Interstate Producers Livestock Association
                          28.   Illinois Livestock Marketing Company
                          29.   IAA Credit Union
                          30.   Illinois Agricultural Auditing Association
                          31.   Producers Alliance, Inc.
                          32.   IAA Foundation
                          33.   Prairie Farms Dairy, Inc.
                          34.   Muller-Pinehurst Dairy, Inc.
                          35.   East Side Jersey Diary, Inc.
                          36.   Ice Cream Specialties, Inc.
                          37.   ABC Dairy, Inc.
                          38.   P.F.D. Supply Corporation
                          39.   Mo-Kan Express, Inc.
                          40.   GMS Transportation Co.
                          41.   Hoosier Dairy, Inc.
                          42.   ** ***GROWMARK, Inc.
                          43.   FS Credit Corporation
                          44.   MID-CO Commodities, Inc.
                          45.   TRI-FS, Inc.
                          46.   FS Financial Services Corporation
                          47.   Lakeland FS, Inc.
                          48.   Southwest FS, Inc.
                          49.   FS Services Ontario Ltd.
                          50.   Henry Foods, L.L.C.
                          51.   FS Structures of Iowa, L.L.C.
                          52.   American Quality Pork, L.L.C.
                          53.   Project Explorer Corporation
                          54.   Project Explorer Mark II Corp.
                          55.   FS Export Services, Inc.
                          56.   FS Energy, Inc.
                          57.   GrowAg, Inc.
                          58.   1105433 Ontario Inc.
                          59.   UCO Petroleum, Inc.

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2. Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by Country Mutual Insurance Company.
3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Mutual Insurance Company.
4. Organized in Oklahoma as a business corporation. 100% of voting securities owned by Country Mutual Insurance Company.
5. Organized in Wisconsin as a stock insurance company. 60% of voting securities owned by Country Mutual Insurance Company.
6. Organized in Illinois as a business corporation. 60% of voting securities owned by Country Mutual Insurance Company.
7. Organized in Connecticut as a mutual insurance company. Board and management control by Country Mutual Insurance Company.
8. Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by Country Mutual Insurance Company.
9. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
10.  Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned by Country Mutual Insurance Company; 11.43% of voting securities owned by Country Life Insurance Company.
11. Organized as a business corporation in the state indicated. 100% of voting securities of each company owned by CC Services, Inc.
12. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
13. Organized in Connecticut under the Limited Liability Company Act. 77.5% of voting securities owned by Middlesex Mutual Assurance Company.
14. Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Square, Inc.
15. Organized in Illinois under the General Corporation Act. 98.3% of voting securities owned by Illinois Agricultural Association.
16. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.
17. Organized in Illinois as a stock insurance company. 100% of voting securities owned by Country Life Insurance Company.
18. Organized in Illinois as stock insurance company. 100% of voting securities owned by Country Life Insurance Company.
19. Organized in Illinois as a business corporation. 100% of voting securities owned by Country Life Insurance Company.
20. Organized as a Federal thrift. 94.79% of voting securities owned by Country Life Insurance Company and 5.2% owned by Country Mutual Insurance Company.
21. Organized in Maryland as a mutual fund under the General Corporation Law. 6.6% of voting securities owned by Country Life Insurance Company. 80.2% of the securities owned of record by Country Trust Bank. Investment
     Advisory Agreement with Country Trust Bank.
22. Organized in Maryland as a mutual fund under the General Corporation Law. 5.4% of voting securities owned by Country Life Insurance Company. 54.8% of the voting securities owned of record by Country Trust Bank. Investment Advisory Agreement with Country Trust Bank.
23. Organized in Maryland as a mutual fund under the General Corporal Law. 7.9% of voting securities owned by Country Life Insurance Company. 92.9% of the voting securities owned of record by Country Trust Bank. Investment Advisory Agreement with Country Trust Bank.
24. Organized in Maryland as a mutual fund under the General Corporation Law. 12.7% of voting securities owned by Country Life Insurance Company. 3.8% of the voting securities owned of record by Country Trust Bank. Investment Advisory Agreement with Country Trust Bank.
25. Organized in Illinois under the General Corporation Act. 100% of voting securities owned by Illinois Agricultural Holding Co.
26. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
27. Organized in Illinois as an agricultural cooperative. 37.7% of voting securities owned by Illinois Agricultural Association.
28. Organized in Illinois as a business corporation. 100% of voting securities owned by Interstate Producers Livestock Association.
29. Organized as an Illinois credit union. No corporate control. Membership control in Illinois Agricultural Association and certain affiliated companies.
30. Organized in Illinois as an agricultural cooperative. 47.8% of voting securities owned by Illinois Agricultural Association.
31. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Association.
32. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
33. Organized in Illinois as an agricultural cooperative. 39% of voting securities owned by Illinois Agricultural Association.
34. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
35. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
36. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
37. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
38. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
39. Organized in Kansas as a business corporation. 50% of voting securities owned by P.F.D. Supply Corporation.
40. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
41. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
42. Organized in Delaware under the General Corporation Act. 23.3% of voting securities owned by Illinois Agricultural Association.
43. Organized in Illinois as an agricultural cooperative. 99.7% of voting securities owned by GROWMARK, Inc.
44. Organized in Delaware under the General Corporation Act. 95.2% of voting securities owned by GROWMARK, Inc.
45. Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
46. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
47. Organized in Illinois as an agricultural cooperative. 47.4% of voting securities owned by FS Financial Services Corporation.
48. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
49. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
50. Organized in Illinois under the Limited Liability Company Act. 50% of voting securities owned by GROWMARK, Inc.
51. Organized in Illinois under the Limited Liability Company Act. 34.5% of voting securities owned by GROWMARK, Inc.
52. Organized in Illinois under the Limited Liability Company Act. 60% of voting securities owned by GROWMARK, Inc.
53. Organized in Delaware under the General Corporation Act. 50% of voting securities owned by GROWMARK, Inc.
54. Organized in Delaware under the General Corporation Act. 4% of voting securities owned by GROWMARK, Inc.
55. Organized in Barbados, West Indies as a foreign sales corporation. 100% of voting securities owned by GROWMARK, Inc.
56. Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
57. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
58. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
59. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario, Inc.
--------------------------------------------------------------------------------
*Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

**GROWMARK, Inc. owns stock in approximately 70 of its Illinois and Iowa member companies.

***GROWMARK, Inc. owns 33% or more of the outstanding voting securities in 11 fuel limited liability companies owned in connection with its various Illinois and Iowa member companies.

Item 25.          Indemnification.

                  See Item 1.14 to Form N-1A filed for the fiscal year ended June 30, 1977, and incorporated herein by reference. The Registrant also purchases Errors and Omissions insurance with Directors and Officers liability coverage.

Item 26.          Business and Other Connections of Investment Adviser.

                  As of September 29, 1992, Country Trust Bank (formerly IAA Trust Company) became the Registrant's Investment Adviser. Country Trust Bank serves as Investment Adviser to Country Growth Fund, Inc., Country Asset Allocation Fund, Inc., Country Tax Exempt Bond Fund, Inc., and Country Taxable Fixed Income Series Fund Inc. Country Trust Bank also provides investment services to the COUNTRY COMPANIES(R)insurance group and exercises fiduciary powers as permitted by its charter.

                  Other substantial business, professional, vocational or employment activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:

                            Substantial Business Activities
Name and Position          During Past Two Fiscal Years

Ronald Ralph Warfield,        See information on
Director and President        "Directors and Officers of
                              the Funds" - Part B.

Philip Tim Nelson,            See information on
Vice President                "Directors and Officers of
                              the Funds" - Part B.

CHARLES WILLIAM WILLIAMS
------------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            12/18/96-5/10/00 - DIRECTOR OF:
                            ------------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *1/22/97-1/20/99 - DIRECTOR OF:
                            -----------------------------
                            AgriVisor Services, Inc.

                            *5/22/96-PRESENT - DIRECTOR OF:
                            -----------------------------
                           Country Medical Plans, Inc.

                            1993-PRESENT - DIRECTOR OF:
                            -----------------------------
                            Prairie Farms Dairy, Inc.
                            P.O. Box 560
                            Carlinville, IL 62626

                           *1985-PRESENT - DIRECTOR OF: CC Services, Inc.
                            Country Casualty Insurance Company Country Investors Life Assurance Company Country Life Insurance Company Country Mutual Insurance Company Country Preferred Insurance Company Illinois Agricultural Association Illinois Agricultural Holding Co.

                            1955-PRESENT -- SELF-EMPLOYED FARM OWNER-OPERATOR

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702



DAVID BRODIE GARDNER
--------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *12/20/99-PRESENT - DIRECTOR OF:
                            ------------------------------
                            Country Capital Management Company

                           *12/8/97-PRESENT - DIRECTOR OF:
                            -----------------------------
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Medical Plans, Inc.
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.


                           *12/17/97-PRESENT - DIRECTOR OF:
                            ------------------------------
                            Illinois Milk Producers' Association

                            1970-PRESENT - SELF-EMPLOYED FARM OWNER-OPERATOR

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702



ROBERT LOWELL PHELPS        See Information on "Directors and Officers" of the
--------------------        Funds" - Part B.



STANLEY RAY BLUNIER
-------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *8/3/99-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Producers Alliance, Inc.

                           *1/21/98-PRESENT - DIRECTOR OF:
                            -----------------------------
                            AgriVisor Services, Inc.

                           *5/22/96-PRESENT - DIRECTOR OF:
                            -----------------------------
                            Country Medical Plans, Inc.

                           *12/92-PRESENT - DIRECTOR OF:
                            ----------------------------
                            CC Services, Inc.
                            Country Casualty Insurance Company Country Investors Life Assurance Company Country Life Insurance Company Country Mutual Insurance Company Country Preferred Insurance Company Illinois Agricultural Association Illinois Agricultural Holding Co.

                           1992-PRESENT - DIRECTOR OF:
                           ----------------------------
                            Illinois Corn Growers Association
                            2415 E. Washington St.
                            P.O. Box 1623
                            Bloomington, IL 61702-1623

                            1974-PRESENT - SELF-EMPLOYED FARM OWNER-OPERATOR

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702



DAVID ARTHUR DOWNS
------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *12/96-PRESENT - DIRECTOR OF:
                            ---------------------------
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Medical Plans, Inc.
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1/98-PRESENT - SELF-EMPLOYED FARM OWNER-OPERATOR

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702

ANDREW LEO GOLEMAN
-------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *12/96-PRESENT - DIRECTOR OF:
                            ---------------------------
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Medical Plans, Inc.
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1989-PRESENT - SELF-EMPLOYED FARM OWNER-OPERATOR

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702



GLENN RUDOLPH MEYER
-------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *12/20/99-PRESENT - DIRECTOR OF:
                            ------------------------------
                            AgriVisor Services, Inc.

                           *5/22/96-PRESENT - DIRECTOR OF:
                            -----------------------------
                           Country Medical Plans, Inc.

                           *1992-PRESENT - DIRECTOR OF:
                            ---------------------------
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1954-PRESENT - SELF-EMPLOYED FARM OWNER-OPERATOR

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702


JAMES PAUL SCHILLINGER
----------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *12/21/98-PRESENT - DIRECTOR OF:
                            ------------------------------
                            Country Capital Management Company

                           *5/22/96-PRESENT - DIRECTOR OF:
                            -----------------------------
                           Country Medical Plans, Inc.

                           *1991-PRESENT - DIRECTOR OF:
                            ----------------------------
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1965-PRESENT - SELF-EMPLOYED FARM OWNER-OPERATOR

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702



WENDELL LEE SHAUMAN         See Information on "Directors and Officers" of the
-------------------         Funds" - Part B.



RANDALL LEE SIMS
----------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *5/22/96-PRESENT - DIRECTOR OF:
                            -----------------------------
                            Country Medical Plans, Inc.

                           *12/1/93-PRESENT - DIRECTOR OF:
                            -----------------------------
                            Illinois Agricultural Association

                           *12/15/93-PRESENT - DIRECTOR OF:
                            ------------------------------
                            AgriVisor Services, Inc.
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Holding Co.

                            1994-PRESENT - PRESIDENT
                            ----------------------------
                             Sims Enterprises, Inc.
                             980 E. 1700th St.
                             Liberty, IL 62347

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702



DONALD EDWIN STEPHEN
--------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *12/20/99-PRESENT - DIRECTOR OF:
                            ------------------------------
                            AgriVisor Services, Inc.

                           *5/22/96-PRESENT - DIRECTOR OF:
                            -----------------------------
                           Country Medical Plans, Inc.

                           *1981-PRESENT - DIRECTOR OF:
                            -----------------------------
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1971-PRESENT - SELF-EMPLOYED FARM OWNER-OPERATOR
                            ------------------------------------------------

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702



ROBERT EARL THURSTON
--------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1/1/98-5/10/00 - DIRECTOR OF:
                            ----------------------------
                            IAA Trust Company
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                           *5/22/96-PRESENT - DIRECTOR OF:
                            -----------------------------
                           Country Medical Plans, Inc.

                           *12/92-PRESENT - DIRECTOR OF:
                           --------------------------------
                            CC Services, Inc.
                            Country Casualty Insurance Company
                            Country Investors Life Assurance Company
                            Country Life Insurance Company
                            Country Mutual Insurance Company
                            Country Preferred Insurance Company
                            Illinois Agricultural Association
                            Illinois Agricultural Holding Co.

                            1970-PRESENT - SELF-EMPLOYED FARM OWNER-OPERATOR

                           *ALL ADDRESSES:     1701 N. Towanda Avenue
                            -------------      Bloomington, IL  61702



ANDREW THOMAS NAPPI
-------------------
                            5/1/00-PRESENT - DIRECTOR OF:
                            ----------------------------
                            Country Trust Bank
                            808 IAA Drive
                            P.O. Box 2901
                            Bloomington, IL 61702-2901

                            1991-8/29/00 - PROFESSOR & DIRECTOR OF:
                            --------------------------------------
                            Illinois State University
                            Center for Insurance and Financial Services/Katie Insurance School/College of Business
                            Normal, IL  61761

Bruce D. Finks,                     See information on "Directors and Officers
Vice President-Investments          the Funds" - Part B.

Richard M. Miller,                  See information on "Directors and Officers
Senior Vice President-Trusts        of the Funds" - Part B.
& Senior Trust Officer

Richard F. Day,                     See information on "Directors and Officers
Vice President & Controller         of the Funds" - Part B.

Robert W. Rush, Jr.,                See information on "Directors and Officers
Executive Vice President            of the Funds" - Part B.
& Trust Officer

Duane L. Miller,                    See information on "Directors and Officers
Chief Executive Officer             of the Funds" - Part B

Charles L. Jones                    Senior Vice President & Chief Financial
Senior Vice President &             Officer:  Country Trust Bank.
Chief Financial Officer

John D. Blackburn                   Senior Vice President-Marketing:  Country
Senior Vice President-Marketing     Trust Bank.

Deanna L. Frautschi                 Vice President-Communications & Human
Vice President-Communications       Resources:  Country Trust Bank
& Human Resources

David Tipsword,                     Vice President-Marketing & Trust
Vice President-Marketing            Officer:  Country Trust Bank.
& Trust Officer

Connie M. Denison                   Vice President - IS & Retirement Plans
Vice President - IS & Retirement    & Trust Officer:  Country Trust Bank.
Plans & Trust Officer

Bernard Dornedon                    Vice President-Equity Investments: Country
Vice President-                     Trust Bank.
Equity Investments

Paul M. Harmon,                     See information on "Directors and Officers
General Counsel and                 of the Funds" - Part B.
Secretary

David A. Magers                     See information on "Directors and Officers
Treasurer                           of the Funds" - Part B.

Item 27.    PRINCIPAL UNDERWRITER

     (a) Quasar Distributors, LLC the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                           Firstar Funds, Inc.
                           Firstar Stellar Funds
                           Cullen Funds Trust
                           The Arbitrage Funds
                           Country Growth Fund, Inc.
                           Country Asset Allocation Fund, Inc.
                           Country Tax Exempt Bond Fund, Inc.
                           Country Taxable Fixed Income Series Fund, Inc. Country Money Market Fund
                           Country Long-Term Bond Fund
                           Country Short-Term Government Bond Fund

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

        Name and Principal    Position and Offices with     Positions and
        BUSINESS ADDRESS      QUASAR DISTRIBUTORS, LLC  OFFICES WITH REGISTRANT

        James R. Schoenike    President, Board Member            None
        Donna J. Berth        Treasurer                          None
        James J. Barresi      Secretary                          None
        Joe Redwine           Board Member                       None
        Bob Kern              Board Member                       None
        Paul Rock             Board Member                       None
        Jennie Carlson        Board Member                       None

        The address of each of the foregoing is 615 East Michigan Street, Milwaukee, WI 53202.

     (c)    Not Applicable.

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

          Records Relating to:                 Are located at:
          Registrant's fund accountant,        Firstar Mutual Fund Services, LLC
          administrator and  transfer agent    615 East Michigan Street
                                               Milwaukee, WI  53202
          Registrant's custodian               Country Trust Bank
                                               808 IAA Drive
                                               Bloomington, IL  61702
          Registrant's investment adviser      Country Trust Bank
                                               808 IAA Drive
                                               Bloomington, IL  61702


                  The Certificate of Incorporation of Registrant is maintained in safekeeping by David A. Magers, Treasurer, 1701 Towanda Avenue, Bloomington, Illinois 61702.

                  The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61702.

Item 29.          Management Services.  Not Applicable.

Item 30.          Undertakings.

              (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

              (b) The Registrant undertakes to comply with Section 16(c) of the
                  1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 31 to its Registration Statement under the Securities Act of 1933 and Amendment No. 29 to its Registration Statement under the Investment Company Act of 1940 to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Bloomington and the State of Illinois on this 25th day of September, 2000.

                                         COUNTRY ASSET ALLOCATION FUND, INC.
                                                  (Registrant)

                                         By:
                                              /S/ RONALD R. WARFIELD
                                              ----------------------
                                              Ronald R. Warfield, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                     TITLE                        DATE
                              President and Director      September 25, 2000
/S/ RONALD R. WARFIELD        (Principal Executive Officer)
----------------------
Ronald R. Warfield

                              Treasurer                   September 25, 2000
Magers                        (Principal Financial and
/S/ DAVID A.                  Accounting Officer)
-------------
David A. Magers

                              Director                    September 25, 2000
/S/ HERBERT G. ALLEN
--------------------
Herbert G. Allen

                              Director                    September 25, 2000
/S/ CHARLOT R. COLE
-------------------
Charlot R. Cole

                              Director                    September 25, 2000
/S/ NANCY J. ERICKSON
---------------------
Nancy J. Erickson

                              Director                    September 25, 2000
/S/ AILENE MILLER
---------------------
Ailene Miller

                              Director                    September 25, 2000
/S/ ROBERT L. PHELPS
--------------------
Robert L. Phelps

                              Director                    September 25, 2000
/S/ WENDELL L. SHAUMAN
----------------------
Wendell L. Shauman

                       COUNTRY ASSET ALLOCATION FUND, INC.

                            EXHIBIT INDEX TO PART "C"
                                       OF
                            POST-EFFECTIVE AMENDMENT



         Item No.                Description
         --------                -----------

          99(a)                  Articles of Amendment of
                                 Articles of Incorporation

          99(b)                  Amendment to Bylaws

          99(h)(i)               Transfer Agent Servicing Agreement
                                 and Amendment

          99(h)(ii)              Fund Accounting Servicing Agreement
                                 and Amendment

          99(h)(iii)             Fund Administration Servicing Agreement
                                 and Amendment

          99(e)                  Distribution Agreement
                                 and Amendment

          99(j)                  Consent of Independent Accountants

          99(p)(i)               Code of Ethics For Country Asset Allocation
                                 Fund, Inc.

          99(p)(ii)              Code of Ethics For Country Trust Bank